January 18, 2012

Dear Shareholder/Contract Owner

Invesco is continually conducting a comprehensive review of its product line to sharpen its offerings to investors. A key goal of this effort is to reduce overlap and enhance efficiency across the product line for the benefit of Invesco Funds’ shareholders and Invesco.

As the next step in the process, the Invesco Funds’ Board has approved a realignment of three fund offerings, subject to shareholder approval.

The independent trustees of the Invesco Funds’ Board believe that the reorganization proposed in the accompanying joint proxy statement/prospectus is in the best interest of your Fund and the attached joint proxy statement/prospectus seeks your vote in favor of the proposed reorganization.

Your vote is important. Please take a moment after reviewing the enclosed materials to sign and return your proxy card/voting instruction card in the enclosed postage paid return envelope. If you attend the shareholder meeting, you may vote your shares in person. If you expect to attend the shareholder meeting in person, or have questions, please notify us by calling 1-800-952-3502. You may also vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the enclosed proxy card/voting instruction card. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, Computershare Fund Services, reminding you to vote your shares.

Sincerely,

Mr. Philip Taylor
President and Principal Executive Officer

AVIF-PXY

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

11 Greenway Plaza, Suite 2500
Houston, Texas 77046
(800) 410-4246

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
To Be Held on April 2, 2012

A joint special meeting (the “Meeting”) of the shareholders of those series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”) identified below as the “Target Funds” will be held on April 2, 2012 at 3:00 p.m., Central time, at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046 to vote on the following proposal:

To approve an Agreement and Plan of Reorganization between each Target Fund listed below and the corresponding “Acquiring Fund” listed below, each a series of the Trust, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the corresponding Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (each, a “Reorganization” and collectively, the “Reorganizations”).

The Target Funds and the corresponding Acquiring Funds involved in each proposed Reorganization are:

Target Funds:	Corresponding Acquiring Funds:
Invesco V.I. Leisure Fund	Invesco Van Kampen V.I. Capital Growth Fund*
Invesco V.I. Capital Appreciation Fund

Invesco V.I. Capital Development Fund	Invesco Van Kampen V.I. Mid Cap Growth Fund

*	Effective upon the closing of the Reorganization (defined below), the Invesco Van Kampen V.I. Capital Growth Fund will be renamed as the Invesco Van Kampen V.I. American Franchise Fund.

Shareholders of record as of the close of business on January 4, 2012 are entitled to notice of, and to vote at, the Meeting or any adjournment of the Meeting. Shareholders of each Target Fund will vote separately on the proposal, and the proposal will be effected as to a particular Target Fund only if that Fund’s shareholders approve the proposal.

The Target Funds are generally sold only to separate accounts of various insurance companies (the “Participating Insurance Companies”) to fund the benefits of variable annuity and/or variable life insurance policies (“Variable Contracts”). Individual Variable Contract owners (“Contract Owners”) are not the shareholders of a Target Fund. Rather, the Participating Insurance Companies and their separate accounts are the shareholders. However, except as otherwise might be required, each Participating Insurance Company will offer Contract Owners the opportunity to instruct it as to how it should vote shares of a Target Fund held by it in its separate accounts on the proposal to be considered at the Meeting. Contract Owners may provide voting instructions to the appropriate Participating Insurance Company on how to vote shares of a Target Fund attributable to their Variable Contract at the Meeting or any adjournment of the Meeting.

The Board of Trustees of the Trust (the “Board”) requests that the Participating Insurance Companies and any other direct shareholders of the Target Funds vote their shares by completing the enclosed proxy card and returning it in the enclosed postage paid return envelope. If you are a Contract Owner, the Participating Insurance Companies request that you provide voting instructions by completing the enclosed voting instruction form and returning it in the enclosed postage paid return envelope, or by voting by telephone or via the internet, if available, using the instructions on the voting instruction form.

The Board recommends that you cast your vote “FOR” the above proposal as described in the Joint Proxy Statement/Prospectus.

Some Contract Owners may have shares of more than one Target Fund attributable to their Variable Contract and may receive voting instruction forms or proxy materials for each such Target Fund. Please sign and promptly return each voting instruction form in the postage paid return envelope regardless of the number of shares attributable to your Variable Contract.

Voting instructions may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed voting instruction form to the appropriate Participating Insurance Company.

Mr. Philip Taylor
President and Principal Executive Officer

January 18, 2012

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

11 Greenway Plaza, Suite 2500
Houston, Texas 77046
(800) 410-4246

JOINT PROXY STATEMENT/PROSPECTUS
January 18, 2012

Introduction

This Joint Proxy Statement/Prospectus contains information that shareholders of each series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”) listed below as the “Target Funds” should know before voting on the proposed reorganizations that are described herein, and should be retained for future reference. This document is both the proxy statement of the Target Funds and a prospectus for the corresponding “Acquiring Funds” listed below. Each Target Fund and each Acquiring Fund is a series of the Trust, a registered open-end management investment company. The Target Funds and the Acquiring Funds collectively are referred to as the “Funds” and individually as a “Fund.”

Target Funds:	Corresponding Acquiring Funds:
Invesco V.I. Leisure Fund (Leisure Fund) Invesco V.I. Capital Appreciation Fund (Capital Appreciation Fund)	Invesco Van Kampen V.I. Capital Growth Fund* (VK Capital Growth Fund)

Invesco V.I. Capital Development Fund (Capital Development Fund)	Invesco Van Kampen V.I. Mid Cap Growth Fund (VK Mid Cap Growth Fund)

*	Effective upon the closing of the Reorganization (defined below), the Invesco Van Kampen V.I. Capital Growth Fund will be renamed as the Invesco Van Kampen V.I. American Franchise Fund.

The Target Funds generally are sold only to separate accounts (the “Accounts”) of various insurance companies (the “Participating Insurance Companies”) to fund the benefits of variable annuity and/or variable life insurance policies (“Variable Contracts”). The Accounts may invest in shares of the Target Funds in accordance with allocation instructions received from owners of the Variable Contracts (“Contract Owners”). Such allocation rights, as well as sales charges and other expenses imposed on Contract Owners by the Variable Contracts, are further described in the applicable Variable Contract prospectus. Individual Contract Owners are not the shareholders of a Target Fund. Rather, the Participating Insurance Companies and their Accounts are the shareholders. However, each Participating Insurance Company offers Contract Owners the opportunity to instruct it as to how it should vote shares of a Target Fund held by it and the Accounts attributable to the Contract Owner’s Variable Contract on the proposal to be considered at the Meeting. This Joint Proxy Statement/Prospectus is provided to Contract Owners entitled to give voting instructions. Each Participating Insurance Company hereby solicits voting instructions from its Contract Owners with respect to the shares of the Target Funds attributable to such Variable Contracts. The Board of Trustees of the Trust (the “Board”) hereby solicits proxies from shareholders of the Target Funds, including each Participating Insurance Company and its Accounts. This Joint Proxy Statement/Prospectus contains information that a Contract Owner should know before providing voting instructions on the proposed reorganizations that are described herein.

For purposes of this Joint Proxy Statement/Prospectus, the terms “shareholder,” “you,” and “your” may refer to Contract Owners and to Accounts and Participating Insurance Companies, as direct owners of Target Fund shares, and any other direct shareholders of the Target Funds, unless the context otherwise requires.

A joint special meeting of the shareholders of the Target Funds (the “Meeting”) will be held at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046 on April 2, 2012 at 3:00 p.m., Central time. At the Meeting, shareholders of each Target Fund will be asked to consider the following proposal:

To approve an Agreement and Plan of Reorganization between each Target Fund and the corresponding Acquiring Fund, each a series of the Trust, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the corresponding Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (each, a “Reorganization” and collectively, the “Reorganizations”).

The total value of the Acquiring Fund shares of each class that shareholders of the corresponding Target Fund will receive in a Reorganization will be the same as the total value of the shares of such corresponding class of the Target Fund that such shareholders held immediately prior to the Reorganization. Each Reorganization is anticipated to be a tax-free transaction, meaning that shareholders should not be required to pay any federal income tax in connection with the Reorganization. Provided that the Variable Contracts qualify to be treated as life insurance contracts or as annuity contracts under the applicable provisions of the Internal Revenue Code of 1986, as amended (the “Code”), each Reorganization will not be a taxable event for Contract Owners regardless of the tax status of the Reorganization. No sales charges or redemption fees will be imposed in connection with the Reorganizations.

The Board has fixed the close of business on January 4, 2012 as the record date (“Record Date”) for the determination of shareholders entitled to notice of and to vote at the Meeting and at any adjournment thereof. Shareholders of each Target Fund on the Record Date will be entitled to one vote for each share of the Target Fund held (and a proportionate fractional vote for each fractional share). This Joint Proxy Statement/Prospectus, the enclosed Notice of Joint Special Meeting of Shareholders, proxy cards and voting instruction forms will be mailed on or about January 19, 2012 to all shareholders eligible to vote on the Reorganizations and to all Contract Owners eligible to provide voting instructions on a Reorganization.

The Board has approved the Agreement and Plan of Reorganization and has determined that the Reorganization is in the best interest of each Target Fund and its corresponding Acquiring Fund and will not dilute the interests of the existing shareholders of the Target Funds or the Acquiring Funds. If shareholders of a Target Fund do not approve the Reorganization, the Board will consider what further action is appropriate for the Target Fund.

This Joint Proxy Statement/Prospectus is being used in order to reduce the preparation, printing, handling and postage expenses that would result from the use of a separate proxy statement/prospectus for each Target Fund.

Additional information about the Funds is available in the:

•	Prospectuses for the Target Funds and the Acquiring Funds;

•	Annual and semi-annual reports to shareholders of the Target Funds and the Acquiring Funds; and

•	Statements of Additional Information (“SAIs”) for the Target Funds and the Acquiring Funds.

These documents are on file with the Securities and Exchange Commission (the “SEC”). The current prospectuses of the Target Funds, dated May 2, 2011, as amended, are incorporated herein by reference and are legally deemed to be part of this Joint Proxy Statement/Prospectus. A copy of the current prospectus of the Acquiring Fund that corresponds to the Target Fund you own directly or that is an underlying investment in your Variable Contract accompanies this Joint Proxy Statement/Prospectus and is incorporated herein by reference and deemed to be part of this Joint Proxy Statement/Prospectus. The SAI to this Joint Proxy Statement/Prospectus, dated the same date as this Joint Proxy Statement/Prospectus, also is incorporated herein by reference and is deemed to be part of this Joint Proxy Statement/Prospectus. The Target Fund prospectuses, the most recent annual reports to Target Fund shareholders — containing audited financial statements for the most recent fiscal year — and the most recent semi-annual reports to shareholders of the Target Funds have been previously mailed to shareholders and are available on the Target Funds’ website at www.invesco.com/us.

Copies of all of these documents are available upon request without charge by visiting or writing to the Target Funds, at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046, or calling (800) 410-4246. Copies of the Target Funds’ prospectuses and SAIs are also available upon request and without charge by calling the Participating Insurance Company which issued your Variable Contract.

You also may view or obtain these documents from the SEC’s Public Reference Room, which is located at 100 F Street, N.E., Washington, D.C. 20549-1520, or from the SEC’s website at www.sec.gov. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549-1520.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Joint Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense. An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Funds.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Joint Proxy Statement/Prospectus or related solicitation materials on file with the Securities and Exchange Commission, and you should not rely on such other information or representations.

i

PROPOSAL: TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION

Shareholders of each Target Fund are being asked to consider and approve an Agreement and Plan of Reorganization (the “Agreement”) that will have the effect of reorganizing the Target Fund with and into the corresponding Acquiring Fund, as summarized below. The Agreement provides for (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the corresponding Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund.

SUMMARY OF KEY INFORMATION

The following is a summary of certain information contained elsewhere in this Joint Proxy Statement/Prospectus, in the Agreement, and/or in the prospectuses and SAIs of the Funds. Shareholders should read the entire Joint Proxy Statement/Prospectus and the prospectus of the corresponding Acquiring Fund carefully for more complete information.

On what am I being asked to vote/provide voting instructions?

If you are a shareholder of a Target Fund you are being asked to consider and approve, and if you are a Contract Owner with shares of one or more Target Funds attributable to your Variable Contract, you are being asked to consider and provide voting instructions to approve, the Agreement under which the assets and liabilities of the Target Fund will be transferred to the corresponding Acquiring Fund. The Target Funds are sold only to Accounts of various Participating Insurance Companies to fund the benefits of Variable Contracts. Contract Owners are not the shareholders of a Target Fund. Rather, the Participating Insurance Companies and their Accounts are the shareholders. However, each Participating Insurance Company will offer Contract Owners the opportunity to instruct it as to how it should vote shares of a Target Fund attributable to such Contract Owner’s Variable Contract on the proposal to be considered at the Meeting. Any shares of a Target Fund for which no voting instructions are given will generally be voted by the Participating Insurance Company, if required, in proportion to those shares for which timely instructions are received.

If shareholders of a Target Fund approve the Agreement, shares of each class of the Target Fund will be exchanged for Acquiring Fund shares of the corresponding class of equal value, which will result in your holding, indirectly through your Variable Contract, shares of the Acquiring Fund equal to the value of your shares of the corresponding class of the Target Fund, and the Target Fund will be liquidated and terminated.

Has my Fund’s Board of Trustees approved the Reorganization?

Yes. The Board has carefully reviewed the proposal and unanimously approved the Agreement and the Reorganization. The Board recommends that shareholders of each Target Fund vote “FOR” the Agreement.

What are the reasons for the proposed Reorganizations?

On June 1, 2010, Invesco Ltd. (“Invesco”), the indirect parent company of Invesco Advisers, Inc., the Funds’ investment adviser (“Invesco Advisers” or “Adviser”), acquired the retail mutual fund business of Morgan Stanley, which included 92 Morgan Stanley and Van Kampen branded funds. This transaction filled gaps in Invesco’s product line-up and has enabled the company to expand its investment offerings to retail customers. The transaction also resulted in significant product overlap. The Reorganizations proposed in this Joint Proxy Statement/Prospectus are part of a larger group of reorganizations across Invesco’s mutual fund platform that began in early 2011. The reorganizations are designed to put forth Invesco’s most compelling investment processes and strategies, reduce product overlap, and create scale in the resulting funds.

In considering the Reorganizations and the Agreement, the Board considered these and other factors in concluding that the Reorganizations would be in the best interest of the Funds. The Board’s considerations are described in more detail in the “THE PROPOSED REORGANIZATIONS — Board Considerations in Approving the Reorganizations” section below.

What effect will a Reorganization have on me as a Contract Owner?

Immediately after a Reorganization, the value of shares of an Acquiring Fund attributable to your Variable Contract will be equal in value to the shares of the corresponding class of the Target Fund attributable to your Variable Contract immediately prior to the closing of the Reorganization. The principal differences between the Target Funds and the Acquiring Funds are described in this Joint Proxy Statement/Prospectus. The prospectus of the Acquiring Fund that accompanies this Joint Proxy Statement/Prospectus contains additional information about the Acquiring Fund whose shares will be attributable to your Variable Contract following the Reorganization, if approved.

How do the Funds’ investment objectives, principal investment strategies and risks compare?

Each Target Fund and its corresponding Acquiring Fund have similar investment objectives. The investment objective of each Target Fund is long-term growth of capital, while the investment objective of each Acquiring Fund is capital growth. Each Fund’s investment objective is classified as non-fundamental, which means that it can be changed by the Board without shareholder approval, although there is no present intention to do so.

With the exception of the Leisure Fund, the principal investment strategies of the Target Funds are similar to the principal investment strategies of the corresponding Acquiring Funds, but not exactly the same. The principal investment strategies of the Leisure Fund differ from those of its Acquiring Fund in that the Leisure Fund focuses its investments in securities of issuers in the leisure industry, whereas the corresponding Acquiring Fund does not concentrate its investments in a particular industry. In each case, an Acquiring Fund may invest in different types of investments and have different investment policies and limitations than the corresponding Target Fund. In addition, the risks of owning an Acquiring Fund may be different than the risks of owning the corresponding Target Fund.

The sections below entitled “ADDITIONAL INFORMATION ABOUT THE FUNDS — Comparison of Principal Investment Strategies” and “Comparison of Principal Risks of Investing in the Funds” compare the principal investment strategies and risks of each Target Fund and its corresponding Acquiring Fund and highlight certain key differences.

How do the Funds’ expenses compare?

The tables below provide a summary comparison of the expenses of each Target Fund and its corresponding Acquiring Fund, as well as estimated expenses on a pro forma basis giving effect to the proposed Reorganizations. The pro forma expense ratios show projected estimated expenses, but actual expenses may be greater or less than those shown. Note that pro forma total expenses of the VK Capital Growth Fund (Acquiring Fund), before fee waivers, are expected to be higher than the total expenses of the Capital Appreciation Fund (Target Fund).

The tables below describe the fees and expenses that are incurred, directly or indirectly, when a Contract Owner buys, holds, or redeems an interest in an Account that invests in the shares of a Fund but does not represent the effect of any fees or other expenses assessed in connection with your Variable Contract, and if it did, expenses would be higher.

Leisure Fund and Capital Appreciation Fund (Target Funds) into VK Capital Growth Fund (Acquiring Fund)*

None of the Reorganizations are contingent upon shareholder approval of any other Reorganization. It is anticipated that the lowest expense ratio will be achieved for the Acquiring Fund if all of the Reorganizations are approved and implemented and that the highest expense ratio would result if the Leisure Fund is the only Target Fund that participates in the Reorganization with the Acquiring Fund. The range of impact to the Acquiring Fund expenses is reflected in the expense tables below, which provide the highest and lowest projected expense ratios for the corresponding classes of the Acquiring Fund after giving effect to one or more Reorganizations.

Series I

	Actual (as of December 31, 2010)						Pro Forma
							Both Target Funds		Leisure Fund
							+		+
			Capital				Acquiring Fund		Acquiring Fund
			Appreciation		VK Capital		(assumes all		(assumes only one
	Leisure Fund		Fund		Growth Fund		Reorganizations are		Reorganization is
	(Target Fund)		(Target Fund)		(Acquiring Fund)		completed)		completed)

Shareholder Fees (Fees paid directly from your investment)	N/A		N/A		N/A		N/A		N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%		0.62%		0.70%		0.67%		0.70%
Distribution and Service (12b-1) Fees	None		None		None		None		None
Other Expenses	0.90%		0.29%		0.33%		0.30%		0.34%

Total Annual Fund Operating Expenses	1.65%		0.91%		1.03%[1]		0.97%		1.04%
Fee Waiver and/or Expense Reimbursement	0.64%		0.00%		0.09%		0.07%		0.10%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.01	%(2)	0.91	%(2)	0.94	%(2),(3)	0.90	%(2)	0.94	%(2)

Series II

	Actual (as of December 31, 2010)						Pro Forma
							Both Target Funds		Leisure Fund
							+		+
			Capital		VK Capital		Acquiring Fund		Acquiring Fund
			Appreciation		Growth Fund		(assumes all		(assumes only one
	Leisure Fund		Fund		(Acquiring		Reorganizations are		Reorganization is
	(Target Fund)		(Target Fund)		Fund)		completed)		completed)

Shareholder Fees (Fees paid directly from your investment)	N/A		N/A		N/A		N/A		N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%		0.62%		0.70%		0.67%		0.70%
Distribution and Service (12b-1) Fees	0.25%		0.25%		0.25%		0.25%		0.25%
Other Expenses	0.90%		0.29%		0.33%		0.30%		0.34%

Total Annual Fund Operating Expenses	1.90%		1.16%		1.28	%(1)	1.22%		1.29%
Fee Waiver and/or Expense Reimbursement	0.64%		0.00%		0.09%		0.07%		0.10%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.26	%(2)	1.16	%(2)	1.19	%(2),(3)	1.15	%(2)	1.19	%(2)

Capital Development Fund (Target Fund) into VK Mid Cap Growth Fund (Acquiring Fund)*

Series I

	Actual (as of December 31, 2010)				Pro Forma
					Target Fund
					+
					Acquiring Fund
					(assumes
	Capital Development		VK Mid Cap Growth		Reorganization
	Fund (Target Fund)		Fund (Acquiring Fund)		is completed)

Shareholder Fees (Fees paid directly from your investment)	N/A		N/A		N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%		0.75%		0.75%
Distribution and Service (12b-1) Fees	None		None		None
Other Expenses	0.34%		0.46	%(4)	0.34%

Total Annual Fund Operating Expenses	1.09	%(2)	1.21	%(2),(4)	1.09	%(2)

Series II

	Actual (as of December 31, 2010)				Pro Forma
					Target Fund
					+
					Acquiring Fund
					(assumes
	Capital Development		VK Mid Cap Growth		Reorganization
	Fund (Target Fund)		Fund (Acquiring Fund)		is completed)

Shareholder Fees (Fees paid directly from your investment)	N/A		N/A		N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%		0.75%		0.75%
Distribution and Service (12b-1) Fees	0.25%		0.25%		0.25%
Other Expenses	0.34%		0.46	%(4)	0.34%

Total Annual Fund Operating Expenses	1.34	%(2)	1.46	%(2)(4)	1.34	%(2)

*	Expense ratios reflect annual fund operating expenses for the Fund’s fiscal year ended December 31, 2010. Pro Forma numbers are estimates as if the Reorganization(s) had been completed as of January 1, 2010 and do not include the estimated costs of the Reorganization. None of the Target Funds are expected to bear any Reorganization costs. For more information on the costs of the Reorganizations to be borne by the Funds, see “Costs of the Reorganizations” below.

(1)	“Total Annual Fund Operating Expenses” have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.

(2)	Invesco Advisers has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) to the percentages of average daily net assets and until the dates listed in the table below. In determining Invesco Advisers’ obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement; and (vi) Acquired Fund Fees and Expenses, which are expenses of underlying investment companies that are paid indirectly as a result of share ownership of the underlying funds, as applicable. Unless the Board and Invesco Advisers mutually agree to amend or continue the fee waiver agreement, it will terminate on date provided in the table. The table below displays the contractual expense limitations and expiration dates of the Target Fund and the Acquiring Fund prior to the Reorganization and the pro forma Acquiring Fund after the Reorganization.

Fund	Series I	Series II	Expiration Date	Fund	Series I	Series II	Expiration Date
(before	(before	(before	(before	(after	(after	(after	(after
Reorganization)	Reorganization)	Reorganization)	Reorganization)	Reorganization)	Reorganization)	Reorganization)	Reorganization)
Leisure Fund (Target Fund)	1.01%	1.26%	04/30/2013	VK Capital Growth Fund (assumes only Reorganization with Leisure Fund is completed)	0.94%	1.19%	06/30/2013

Capital Appreciation Fund (Target Fund)	1.30%	1.45%	04/30/2013	VK Capital Growth Fund (assumes all Reorganizations are completed)	0.90%	1.15%	06/30/2014

VK Capital Growth Fund (Acquiring Fund) (Effective 7/01/2012 — see Note 3, below. )	0.94%	1.19%	04/30/2013

Capital Development Fund (Target Fund)	1.30%	1.45%	06/30/2012	VK Mid Cap Growth Fund	1.09%	1.34%	06/30/2014

VK Mid Cap Growth Fund (Acquiring Fund)	1.01%	1.26%	06/30/2012

(3)	The contractual expense limitations and expiration date stated for the VK Capital Growth Fund become effective July 1, 2012. The currently effective fee waiver/expense limitation agreement for the VK Capital Growth Fund, which will terminate on June 30, 2012, limits the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in Note 2, above) of Series I and Series II shares to 0.84% and 1.09% of average daily net assets, respectively.

(4)	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.

Expense Example

The following Examples are intended to help you compare the costs of investing in different classes of a Target Fund and its corresponding Acquiring Fund with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of an Acquiring Fund after giving effect to the Reorganizations of the corresponding Target Fund into the Acquiring Fund are also provided. All costs are based upon the information set forth in the Fee Tables above. These Examples do not represent the effect of any fees or other expenses assessed in connection with your Variable Contract, and if they did, expenses would be higher.

The Examples assume that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those time periods. The Examples also assume that your investment has a 5% return each year and that the operating expenses remain the same. The Examples reflect fee waivers and/or expense reimbursements that are contractual, if any, but does not reflect voluntary fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed on a voluntary basis, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

Leisure Fund and Capital Appreciation Fund (Target Funds) into VK Capital Growth Fund (Acquiring Fund)

		One	Three	Five	Ten		One	Three	Five	Ten
Fund	Class	Year	Years	Years	Years	Class	Year	Years	Years	Years

Leisure Fund (Target Fund)	Series I	$103	$458	$837	$1,901	Series II	$128	$535	$967	$2,170
Capital Appreciation Fund (Target Fund)	Series I	$93	$290	$504	$1,120	Series II	$118	$368	$638	$1,409
VK Capital Growth Fund (Acquiring Fund)	Series I	$96	$319	$560	$1,251	Series II	$121	$397	$694	$1,537
Combined Pro Forma — VK Capital Growth Fund (assumes only Leisure Fund Reorganization is completed)	Series I	$96	$321	$564	$1,262	Series II	$121	$399	$698	$1,548
Combined Pro Forma — VK Capital Growth Fund (assumes all Reorganizations are completed)	Series I	$92	$295	$522	$1,177	Series II	$117	$373	$657	$1,465

Capital Development Fund (Target Fund) into VK Mid Cap Growth Fund (Acquiring Fund)

		One	Three	Five	Ten		One	Three	Five	Ten
Fund	Class	Year	Years	Years	Years	Class	Year	Years	Years	Years

Capital Development Fund (Target Fund)	Series I	$111	$347	$601	$1,329	Series II	$136	$425	$734	$1,613
VK Mid Cap Growth Fund (Acquiring Fund)	Series I	$123	$384	$665	$1,466	Series II	$149	$462	$797	$1,746
Combined Pro Forma — VK Mid Cap Growth Fund (assumes Reorganization is completed)	Series I	$111	$347	$601	$1,329	Series II	$136	$425	$734	$1,613

The Examples are not a representation of past or future expenses. Each Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Fund’s projected or actual performance.

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect each Fund’s performance.

During the fiscal year ended December 31, 2010, the portfolio turnover rates of each Target Fund and its corresponding Acquiring Fund were as follows:

Portfolio Turnover Rate

Fund	(Year ended 12/31/10)

Leisure Fund (Target Fund)	59%
Capital Appreciation Fund (Target Fund)	56%
VK Capital Growth Fund (Acquiring Fund)	158%

Portfolio Turnover Rate

Fund	(Year Ended 12/31/10)

Capital Development Fund (Target Fund)	79%
VK Mid Cap Growth Fund (Acquiring Fund)	105%

For further discussion regarding the Board’s consideration of the fees and expenses of the Funds in approving the Reorganizations, see the section entitled “THE PROPOSED REORGANIZATIONS — Board Considerations in Approving the Reorganizations” in this Joint Proxy Statement/Prospectus.

How do the performance records of the Funds compare?

The performance history of each Fund for certain periods as of September 30, 2011 is shown below. The returns below may not be indicative of a Fund’s future performance. The table below compares the performance history of each Acquiring Fund’s oldest share class to the performance history of the comparable class of the corresponding Target Fund. Since inception performance is only provided for share classes with less than 10 years performance history. Other classes of shares that are not presented would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns will differ only to the extent that the classes do not have the same expenses. The table below does not reflect charges assessed in connection with your Variable Contract; if it did, the performance shown would be lower. The prospectuses for the Funds contain additional performance information under the headings “Performance Information” and “Financial Highlights.” Additional performance information and a discussion of performance are also included in each Fund’s most recent annual report to shareholders.

Average Annual Total Returns

			10 Years or
	1 Year	5 Years	Since Inception

VK Capital Growth Fund (Acquiring Fund)
— Series I (Inception: 7/3/95)(1)	(0.43)%	2.02%	1.61%
Leisure Fund (Target Fund)
— Series I (Inception: 4/30/02)	0.02%	(1.52)%	2.38%
Capital Appreciation Fund (Target Fund)
— Series I (Inception: 5/5/93)	(2.64)%	(3.99)%	1.09%
S&P 500® Index (broad-based benchmark of all Funds) (reflects no deductions for fees, expenses or taxes)	1.13%	(1.18)%	2.82%

Average Annual Total Returns

			10 Years or
	1 Year	5 Years	Since Inception

VK Mid Cap Growth Fund (Acquiring Fund)
— Series II (Inception: 9/25/00)	(6.69)%	1.76%	3.87%
Capital Development Fund (Target Fund)
— Series II (Inception: 8/21/01)	(5.36)%	(2.42)%	3.98%
S&P 500® Index (broad-based benchmark of both Funds) (reflects no deductions for fees, expenses or taxes)	1.13%	(1.18)%	2.82%

(1)	The returns shown for periods prior to June 1, 2010 are those of a predecessor fund that was reorganized into the Fund on June 1, 2010. The returns shown for periods after June 1, 2010 are those of the Fund. The inception date provided is that of the predecessor Fund.

How do the management, investment adviser and other service providers of the Funds compare?

Each Fund is overseen by the same Board and officers. In addition, Invesco Advisers, a registered investment adviser, serves as primary investment adviser for each Fund pursuant to an investment advisory agreement that contains substantially identical terms (except for fees) for each Fund.

Invesco Advisers is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco Advisers has acted as an investment adviser since its organization in 1976. As of September 30, 2011, Invesco Advisers had $281 billion under management. Invesco Advisers is an indirect, wholly owned subsidiary of Invesco.

The advisory agreement applicable to the Funds provides that Invesco Advisers may delegate any and all of its rights, duties and obligations to one or more wholly owned affiliates of Invesco as sub-advisers (the “Invesco Sub-Advisers”). Pursuant to Master Intergroup Sub-Advisory Contracts, the Invesco Sub-Advisers may be appointed by Invesco Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to a Fund. The Invesco Sub-Advisers, each of which is an indirect, wholly owned subsidiary of Invesco and a registered investment adviser under the Investment Advisers Act of 1940, are:

•	Invesco Asset Management Deutschland GmbH;

•	Invesco Asset Management Limited;

•	Invesco Australia Limited;

•	Invesco Canada Ltd;

•	Invesco Hong Kong Limited;

•	Invesco Asset Management (Japan) Limited; and

•	Invesco Senior Secured Management, Inc.

Other key service providers to the Target Funds, including the administrator, transfer agent, custodian, distributor and auditor, provide the same or substantially the same services to the Acquiring Funds. Each Acquiring Fund’s prospectus and SAI describe the services and other arrangements with these service providers.

How do the Funds’ purchase and redemption procedures compare?

The purchase and redemption procedures for each class of the Target Funds are the same as those of the corresponding class of the Acquiring Funds.

Will an Acquiring Fund have different portfolio managers than the corresponding Target Fund?

Each Target Fund, other than the Leisure Fund, has the same portfolio management team as its corresponding Acquiring Fund. The Leisure Fund’s lead portfolio manager is a member of the Acquiring Fund’s portfolio management team, but not the lead manager. Further, the Leisure Fund and its Acquiring Fund have a different second member of their portfolio management team. The Acquiring Fund prospectus that accompanies this Joint Proxy Statement/Prospectus provides biographical information about the key individuals that comprise the portfolio management team of the Acquiring Fund.

Will there be any tax consequences resulting from the proposal?

Each Reorganization is designed to qualify as a tax-free reorganization for federal income tax purposes and the Target Funds anticipate receiving a legal opinion to that effect. Thus, while there can be no assurances that the U.S. Internal Revenue Service (“IRS”) will adopt a similar position, it is expected that shareholders will have no adverse federal income tax consequences as a result of the Reorganizations. For federal income tax purposes, the Participating Insurance Companies and the Accounts are treated as shareholders of the Target Funds, rather than the Contract Owners. In any event, a Reorganization will not be taxable to Contract Owners regardless of the tax status of the Reorganization so long as the Variable Contracts qualify to be treated as life insurance contracts under Section 7702(a) of the Code or as annuity contracts under Section 72 of the Code. This is because the Contract Owners are not taxed currently on income or gains realized under such Variable Contracts until such time that the Contract Owners draw on their Variable Contracts. Contract Owners should ask their own tax advisors for more information on their own tax situation.

When are the Reorganizations expected to occur?

If shareholders of a Target Fund approve the Reorganization, it is anticipated that the Reorganization will occur on or around April 30, 2012.

How do I vote on the Reorganizations?

If you are a Contract Owner, participating Insurance Companies typically offer several ways you can provide voting instructions for shares of the Target Fund attributable to your Variable Contract, including by mail, by telephone or via the Internet. The voting instruction form that accompanies this Joint Proxy Statement/Prospectus provides detailed instructions on how you may provide voting instructions to your Participating Insurance Company. When you complete and return your voting instruction form, it directs your Participating

Insurance Company how to vote its shares of a Target Fund attributable to your Variable Contract. If you do not provide voting instructions to your Participating Insurance Company, your shares will be voted in the same proportion as shares for which instructions have been received from other Contract Owners.

What will happen if shareholders of a Target Fund do not approve the Reorganization?

If the shareholders of a Target Fund do not approve the Reorganization, the Target Fund’s Board will consider other possible courses of action for the Target Fund.

Can I relocate my account balance before the Reorganization takes place?

Yes, if permitted by and in accordance with applicable rules under your contract, you may transfer your account balance out of a Target Fund and into any other investment option made available by your variable annuity contract or variable life insurance policy. However, if you transfer your account balance into another Target Fund, the other Target Fund will also be subject to a Reorganization.

Why are you sending me the Joint Proxy Statement/Prospectus?

You are receiving the Joint Proxy Statement/Prospectus because you beneficially held shares of one or more Target Funds through your variable annuity contract or variable life insurance policy on January 4, 2012 and have the right to provide voting instructions on the very important proposal described therein concerning the Target Funds. The Joint Proxy Statement/Prospectus contains information that you should know before providing voting instructions on the proposed Reorganizations. The document is both a proxy statement of the Target Funds and also a prospectus for the corresponding Acquiring Funds.

Where can I find more information about the Funds and the Reorganizations?

Additional information about the Funds can be found in their respective prospectuses and SAIs. The remainder of this Joint Proxy Statement/Prospectus contains additional information about the Reorganizations. You are encouraged to read the entire document. If you need any assistance, or have any questions regarding the Reorganizations or how to provide voting instructions, please call Invesco Client Services at (800) 410-4246.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Comparison of Principal Investment Strategies

The following section compares the principal investment strategies of each Target Fund with the principal investment strategies of its corresponding Acquiring Fund and highlights any key differences. In addition to the principal investment strategies described below, each Fund is also subject to certain additional investment policies and limitations, which are described in each Fund’s prospectus and SAI. The cover page of this Joint Proxy Statement/Prospectus describes how you can obtain copies of these documents. A comparison of the principal risks associated with the Funds’ investment strategies is described below under “Comparison of Principal Risks of Investing in the Funds.”

Capital Appreciation Fund (Target Fund) into VK Capital Growth Fund (Acquiring Fund)

The principal investment strategies of the Capital Appreciation Fund and the Acquiring Fund are similar. Each Fund invests primarily in equity securities of companies with growth potential and use the same stock selection strategies; however, the Capital Appreciation Fund invests in equity securities of issuers of all capitalizations, whereas the Acquiring Fund focuses on large capitalization companies. In addition, the Acquiring Fund may invest in real estate investment trusts (“REITs”) as a principal investment strategy, whereas the Capital Appreciation Fund does not principally invest in REITs.

The Acquiring Fund invests in a portfolio of securities consisting primarily of common stocks that Invesco Advisers believes have strong earnings growth. The Capital Appreciation Fund invests primarily in equity securities of issuers of all market capitalizations, and focuses on securities of issuers exhibiting long-term, sustainable earnings and cash flow growth that is not yet reflected in investor expectations or equity valuations.

Each Fund may invest up to 25% of its total assets in securities of foreign issuers. The Acquiring Fund’s principal investment strategies specify that the Fund may invest in securities of issuers determined by Invesco Advisers to be in developing or emerging market countries, and in securities of foreign issuers in the form of depositary receipts. The Capital Appreciation Fund does not include developing and emerging market securities as part of its principal investment strategies.

The Acquiring Fund also may invest up to 10% of its total assets in REITs, and may purchase and sell options, futures contracts and options on futures, which are derivatives, for various portfolio management purposes and to mitigate risks. The Capital Appreciation Fund does not identify REITs or derivatives as principal investments. The Acquiring Fund also engages in active and frequent trading of portfolio securities in attempting to meet its investment objective, whereas the Capital Appreciation Fund does not engage in active and frequent trading as a principal investment strategy.

The Acquiring Fund and the Capital Appreciation Fund utilize a bottom-up stock selection process designed to produce alpha, and a disciplined portfolio construction process designed to manage risk. Both Funds will consider whether to sell a particular security when a company hits the price target, a company’s fundamentals deteriorate or the catalysts for growth are no longer present or reflected in the stock price.

Leisure Fund (Target Fund) into VK Capital Growth Fund (Acquiring Fund)

The principal investment strategies of the Leisure Fund and the Acquiring Fund are similar in that each Fund invests primarily in equity securities. However, the Leisure Fund concentrates its investments on common stocks of issuers in the leisure sector, whereas the Acquiring Fund does not focus its investments in particular industries.

The Acquiring Fund invests in a portfolio of securities consisting primarily of common stocks that Invesco Advisers believes have strong earnings growth. In contrast, the Leisure Fund, under normal circumstances, invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of issuers engaged primarily in the design, production, and distribution of products and services related to leisure activities of individuals (the leisure sector). The principal type of equity securities purchased by the Leisure Fund is common securities. In complying with the 80% requirement, the Leisure Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted towards the 80% investment requirement.

The Acquiring Fund may invest up to 25% of its total assets in securities of foreign issuers, whereas the Leisure Fund may invest up to 25% of its total assets in foreign securities of issuers doing business in the leisure-related industries. In addition, the Acquiring Fund’s principal investment strategies include investments in securities of issuers determined by Invesco Advisers to be in developing or emerging market countries, and in securities of foreign issuers in the form of depositary receipts. The Leisure Fund does not include developing and emerging market securities as part of its principal investment strategies.

The Acquiring Fund also may invest up to 10% of its total assets in REITs, and may purchase and sell options, futures contracts and options on futures, which are derivatives, for various portfolio management purposes and to mitigate risks. The Leisure Fund does not include REITs or derivatives as principal investments. The Acquiring Fund also engages in active and frequent trading of portfolio securities in attempting to meet its investment objective, whereas the Leisure Fund does not engage in active and frequent trading as a principal investment strategy.

Capital Development Fund (Target Fund) into VK Mid Cap Growth Fund (Acquiring Fund)

The investment strategies of the Target Fund and the Acquiring Fund are similar, in that each Fund invests primarily in equity securities of mid-capitalization issuers. The Acquiring Fund, however, generally has greater exposure to real estate investment trusts (“REITs”) and may purchase and sell options, futures contracts, and options on futures contracts as part of its principal investment strategy.

The Acquiring Fund seeks to achieve its investment objective by investing primarily in equity securities of medium-sized companies that are considered to have strong earnings growth. The Acquiring Fund has a policy to invest, under normal circumstances, at least 80% of net assets (including any borrowings for investment purposes) in securities of medium-sized companies at the time of investment. The Target Fund seeks to achieve its investment objective by investing primarily in equity securities of mid-capitalization issuers. The Target Fund’s portfolio generally contains issuers with characteristics of consistent growth and earnings-acceleration. Under current market conditions, both Funds define medium-sized companies by reference to those companies represented in the Russell Midcap® Index (which consists of companies in the capitalization range of approximately $202 million to $19 billion as of October 31, 2011).

Each Fund may invest up to 25% of its total assets in securities of foreign issuers, which for the Acquiring Fund includes issuers determined by Invesco Advisers to be in developing or emerging market countries. The Acquiring Fund may also invest up to 10% of its total assets in REITs, and may purchase and sell options, futures contracts and options on futures contracts, which are derivative instruments, for various portfolio management purposes and to mitigate risks. The Target Fund does not identify REITs or derivatives as principal investments. The Acquiring Fund also may engage in active and frequent trading of portfolio securities in attempting to meet its investment objective, whereas the Target Fund does not engage in active and frequent trading as a principal investment strategy.

Both Funds emphasize a growth style of investing. The Acquiring Fund generally considers selling an investment when it determines that the holding no longer satisfies its investment criteria. The Target Fund will consider selling or reducing the Fund’s holdings in a security if: (1) it no longer meets their investment criteria; (2) an issuer’s fundamentals deteriorate; (3) a security’s price reaches its valuation target; (4) an issuer is no longer considered a mid-capitalization issuer; and/or (5) a more attractive investment option is identified.

Comparison of Principal Risks of Investing in the Funds

The following discussion describes the principal risks that may affect the Funds’ portfolios as a whole, and compares the principal risks associated with each Target Fund and its corresponding Acquiring Fund. For more detailed information on the risks associated with the Acquiring Funds, see the “Investment Strategies and Risks” section of the Acquiring Fund’s SAI.

Principal Risks Common to all Funds

As with all mutual funds, investing in a Target Fund or an Acquiring Fund involves risks, including the loss of principal. There is no guarantee against losses resulting from an investment in a Target Fund or its corresponding Acquiring Fund, or that either Fund will achieve its investment objective. The risks associated with an investment in a Fund can increase during times of significant market volatility. In addition to the foregoing, each Fund is subject to the following principal risks:

Management Risk.  The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk.  The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Additional Principal Risks

In addition to the principal risks common to all Funds described above, each Target Fund and its corresponding Acquiring Fund is subject to the principal risks noted in the tables below. Each of the principal risks identified for a Fund is described below under “Description of Risks.”

Capital Appreciation Fund (Target Fund) into VK Capital Growth Fund (Acquiring Fund)

Principal Risks	Fund(s) Subject to Risk	Significant Differences

Foreign Risk Growth Investing Risk Futures Risk Options Risk Risks of Investing in REITs Risks of Derivatives Active Trading Risk	Each Fund Acquiring Fund Acquiring Fund Acquiring Fund Acquiring Fund Acquiring Fund Acquiring Fund	Unlike the Target Fund, the Acquiring Fund may invest in REITs and in derivatives, such as futures and options and will be subject to the risks associated with these instruments to the extent so invested. The Acquiring Fund also may invest in developing and emerging markets, which may present additional foreign risks. Further, the Acquiring Fund is subject to the risks associated with active trading of portfolio securities.

Leisure Fund (Target Fund) into VK Capital Growth Fund (Acquiring Fund)

Principal Risks	Fund(s) Subject to Risk	Significant Differences

Foreign Risk Growth Investing Risk Futures Risk Options Risk Risks of Investing in REITs Risks of Derivatives Active Trading Risk Leisure Industry Risk Sector Fund Risk	Each Fund Acquiring Fund Acquiring Fund Acquiring Fund Acquiring Fund Acquiring Fund Acquiring Fund Leisure Fund Leisure Fund	Unlike the Leisure Fund, the Acquiring Fund may invest in REITs and in derivatives, such as futures and options and will be subject to the risks associated with these instruments to the extent so invested. The Acquiring Fund also may invest in developing and emerging markets, which may present additional foreign risks. Further, the Acquiring Fund is subject to the risks associated with active trading of portfolio securities.

Unlike the Acquiring Fund, the Leisure Fund is subject to leisure industry and sector fund risks because it invests at least 80% of its net assets in securities of issuers in the leisure sector.

Capital Development Fund (Target Fund) into Mid Cap Growth Fund (Acquiring Fund)

Principal Risks	Fund(s) Subject to Risk	Significant Differences

Risks of Medium-Sized Corporation Growth Investing Risk Foreign Risks Futures Risk Options Risk Risks of Investing in REITs Risks of Derivatives Active Trading	Both Both Both Acquiring Fund Acquiring Fund Acquiring Fund Acquiring Fund Acquiring Fund	Unlike the Target Fund, the Acquiring Fund may invest in REITs and in derivatives, such as futures and options, and will be subject to the risks associated with these instruments to the extent so invested. The Acquiring Fund also may invest in developing and emerging markets, which may present additional foreign risks. Further, the Acquiring Fund is subject to the risks associated with active trading of portfolio securities.

Description of Risks

Active Trading Risk.  Active trading results in added expenses and may result in a lower return and increased tax liability.

Foreign Risks.  The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

Futures Risk.  A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events.

Growth Investing Risk.  Investments in growth-oriented equity securities may have above-average volatility of price movement. The returns on growth securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Fund’s investments will vary and at times may be lower or higher than that of other types of investments.

Leisure Industry Risk.  The leisure sector depends on consumer discretionary spending, which generally falls during economic downturns. Securities of gambling casinos are often subject to high price volatility and are considered speculative. Securities of companies that make video and electronic games may be affected by the games’ risk of rapid obsolescence.

Options Risk.  A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Risks of Derivatives.  Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the instruments may not be liquid.

Risks of Investing in REITs.  Investing in REITs makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and other expenses. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

Risks of Medium-Sized Companies.  Medium-sized companies often have less predictable earnings and more limited product lines, markets, distribution channels or financial resources. The market movements of equity securities of medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general. Historically, medium-sized companies have sometimes gone through extended periods when they did not perform as well as larger companies. In addition, equity securities of medium-sized companies generally are less liquid than larger companies. This means that the Fund could have greater difficulty selling such securities at the time and price that the Fund would like.

Sector Fund Risk.  The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Comparison of Fundamental and Non-Fundamental Investment Restrictions

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Target Funds and the Acquiring Funds have fundamental investment restrictions relating to diversification, borrowing, issuing senior securities, underwriting, investing in real estate, investing in physical commodities, making loans, investing in other investment companies, and concentrating in particular industries. The Target Funds and the Acquiring Funds also have adopted non-fundamental investment restrictions that support compliance of the related fundamental investment restrictions. Fundamental investment restrictions of a Fund cannot be changed without shareholder approval. Non-fundamental investment restrictions of a Fund can be changed by the Board.

Each Fund has the same fundamental and non-fundamental investment restrictions concerning diversification, borrowing, issuing senior securities, underwriting, investing in real estate, investing in physical commodities, making loans, and investing in other investment companies.

With the exception of the Leisure Fund, each Fund also has the same fundamental and non-fundamental investment restrictions that limit the Fund from concentrating investments in a particular industry. The Leisure Fund, unlike its corresponding Acquiring Fund, has a fundamental investment restriction that requires the Fund to concentrate (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of issuers engaged primarily in leisure-related industries. The Leisure Fund also has a non-fundamental investment policy stating that the Fund considers an issuer to be in the leisure industry if (1) at least 50% of its gross income or its net sales are derived from products or services related to the leisure activities of individuals; (2) at least 50% of its assets are devoted to producing revenues through products or services related to the leisure activities of individuals; or (3) based on other available information, the Fund’s portfolio manager(s) determines that its primary business is in products or services related to leisure activities of individuals.

In addition, as required by Rule 35d-1 (the “names rule”) under the 1940 Act, the Leisure Fund and the VK Mid Cap Growth Fund (the Acquiring Fund in the proposed reorganization of the Capital Development Fund) have non-fundamental investment policies that require the Funds to invest, under normal circumstances, at least 80% of their assets in specific types of securities as discussed above under “Comparison of Principal Investment Strategies.” As further discussed above, the Leisure Fund’s corresponding Acquiring Fund and the VK Mid Cap Growth Fund’s corresponding Target Fund do not have a similar non-fundamental investment policy.

The Target Funds and the Acquiring Funds may be subject to other investment restrictions that are not identified above. A full description of each Target Fund’s and each Acquiring Fund’s investment policies and restrictions may be found in its respective prospectus and SAI.

Comparison of Share Classes and Distribution Arrangements

Distribution Arrangements and Class Structure.  IDI, a wholly owned subsidiary of Invesco Advisers, is the principal underwriter for each Fund pursuant to a written agreement. Each Fund offers two classes of shares: Series I and Series II. Each class is identical except that Series II shares have adopted distribution plans under Rule 12b-1, as described below. As a part of a Reorganization, shares of a Target Fund held by a shareholder will be exchanged for shares of the same class of the corresponding Acquiring Fund.

Distribution Plans.  Each Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act for its Series II Shares (the “Distribution Plan”). The Distribution Plan allows a Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

Eligibility Requirements.  Shares of each Fund are sold only to Accounts of Participating Insurance Companies to fund the benefits of Variable Contracts. The Accounts may invest in shares of the Funds in accordance with allocation instructions received from Contract Owners. Such allocation rights, as well as sales charges and other expenses imposed on Contract Owners by the Variable Contracts, are further described in the Contract prospectus, which can be obtained by contacting the appropriate Participating Insurance Company through which you purchased your Variable Contract.

Comparison of Purchase, Redemption and Exchange Procedures

Purchase Procedures.  The purchase procedures employed by the Acquiring Funds and the Target Funds are the same. Each Fund is offered only to Participating Insurance Companies and their Accounts and, as such, individual investors cannot purchase Fund shares directly. Instead, Contract Owners may contact their respective Participating Insurance Companies or consult their Contract prospectuses for specific information regarding purchases.

Investment Minimums.  None of the Funds maintain investment minimums with respect to their shares. Investment minimums may, however, be imposed on Contract Owners by their respective Variable Contract. Consult your Variable Contract prospectuses for details.

Redemption Procedures.  The redemption procedures employed by the Funds are the same. Both the Acquiring Funds and the Target Funds offer shares only to Participating Insurance Companies and their Accounts. The redemption price will be the net asset value per share next determined after the receipt of a redemption request in proper form. None of the Funds charge a redemption fee on shares redeemed within a certain number of days of purchase.

Exchange Privileges.  Series I and Series II Shares of the Funds do not have any exchange privileges.

Comparison of Distribution Policies

Each Fund declares and pays dividends of net investment income, if any, and capital gains distributions, if any, at least annually. Each Fund may also declare and pay capital gains distributions more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. Each Fund automatically reinvests any dividends from net investment income or capital gains distributions.

Form of Organization and Securities to be Issued

The Funds are series of the same Delaware statutory trust, with the same governing instruments, including the declaration of trust and bylaws. As a result, there are no material differences between the rights of shareholders under the governing state laws of the Funds. Each share of a Fund represents an equal proportionate interest with each other share of the Fund, and each such share is entitled to equal dividend, liquidation, redemption and voting rights, except as a result of any differences in expenses between Series I and Series II Shares and where class voting is required by the Trust’s governing instruments, the Board or applicable law, in which case shareholders of a class will have exclusive voting rights on matters affecting only that class. The assets and liabilities of each Fund are legally separate from the assets and liabilities of any other Fund or series of the Trust. More information about the voting, dividend and other rights associated with shares of the Funds can be found in each Fund’s SAI.

At the Closing (defined below), Acquiring Fund shares will be credited to Target Fund shareholders only on a book-entry basis. The Acquiring Funds shall not issue certificates representing shares in connection with the exchange of Target Fund shares, irrespective of whether Target Fund shareholders hold their shares in certificated form. At the Closing, all outstanding certificates representing shares of the Target Funds will be cancelled.

Pending Litigation

Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain Invesco Funds, INVESCO Funds Group, Inc. (the former investment adviser to certain funds), a predecessor to Invesco Advisers, IDI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the Funds’ SAIs.

Where to Find More Information

For more information with respect to each Fund concerning the following topics, please refer to the following sections of the Funds’ prospectuses: (i) see “Fund Management” for more information about the management of a Fund; and (ii) see “Other Information” for more information about (a) a Fund’s policies with respect to dividends and distributions; (b) pricing, purchase, redemption and repurchase of shares of a Fund; (c) tax consequences to shareholders of various transactions in shares of a Fund, and (d) distribution arrangements of a Fund.

THE PROPOSED REORGANIZATIONS

Summary of the Agreement and Plan of Reorganization

The terms and conditions under which each Reorganization may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the form of the Agreement, a copy of which is attached as Exhibit D to this Joint Proxy Statement/Prospectus.

With respect to each Reorganization, if shareholders of a Target Fund approve the Agreement and other closing conditions are satisfied, the assets of the Target Fund will be delivered to the Acquiring Fund’s custodian for the account of the Acquiring Fund in exchange for the assumption by the Acquiring Fund of the liabilities of the Target Fund and delivery by the Acquiring Fund to the Target Fund for further delivery to the holders of record as of the Effective Time (as defined below) of the issued and outstanding shares of the Target Fund of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of the Target Fund so transferred, all determined and adjusted as provided in the Agreement. The value of an Acquiring Fund’s shares attributable to your Variable Contract immediately after the Reorganization will be the same as the value of the Target Fund’s shares attributable to your Variable Contract immediately prior to the Reorganization.

The class or classes of Acquiring Fund shares that shareholders will receive in connection with the Reorganization will correspond to the class or classes of Target Fund shares that shareholders hold.

Each Target Fund and its corresponding Acquiring Fund will be required to make representations and warranties in the form of Agreement that are customary in matters such as the Reorganizations.

If shareholders approve the Reorganizations and if all of the closing conditions set forth in the Agreement are satisfied or waived, consummation of the Reorganizations (the “Closing”) is expected to occur on or around April 30, 2012 (the “Closing Date”), immediately prior to the opening of regular trading on the New York Stock Exchange on the Closing Date (the “Effective Time”). The consummation of any particular Reorganization is not conditioned upon the consummation of any other Reorganization. As a result, the Reorganizations may close at different times. In addition, the parties may choose to delay the consummation of a Reorganization that shareholders have approved so that all or substantially all of the Reorganizations are consummated at the same time. Following receipt of the requisite shareholder vote in favor of a Reorganization and as soon as reasonably practicable after the Closing, the outstanding shares of the Target Fund will be terminated in accordance with its governing documents and applicable law.

If shareholders of a Target Fund do not approve the Agreement or if the Reorganization does not otherwise close, the Board will consider what additional action to take. The Agreement may be terminated and a Reorganization may be abandoned at any time by mutual agreement of the parties. The Agreement may be amended or modified in a writing signed by the parties to the Agreement.

Board Considerations in Approving the Reorganizations

As discussed above, on June 1, 2010, Invesco acquired the retail mutual fund business of Morgan Stanley, which included 92 Morgan Stanley and Van Kampen branded funds. This transaction filled gaps in Invesco’s product line-up and has enabled Invesco to expand its investment offerings to retail customers. The transaction also resulted in significant product overlap. The Reorganizations proposed in this Joint Proxy Statement/Prospectus are part of a larger group of reorganizations across Invesco’s mutual fund platform that began in early 2011. The Reorganizations are designed to put forth Invesco’s most compelling investment processes and strategies, reduce product overlap, and create scale in the resulting funds.

Each Board of Trustees of the Invesco Funds created an ad hoc committee (the “Ad Hoc Merger Committee”), which met separately multiple times, from September 2011 through November 2011 to discuss the proposed Reorganizations. Meetings of the full Board were also held to review and consider the Reorganizations, including presentations by the Ad Hoc Merger Committee. The trustees who are not “interested persons,” as that term is defined in the 1940 Act, of the Trust (the “Independent Trustees”) met separately to consider these matters. The Independent Trustees have been advised on this matter by independent counsel to the Independent Trustees and by the independent Senior Officer, an officer of the Trust who reports directly to the Independent Trustees. The Board received from Invesco Advisers and IDI written materials containing relevant information about the Funds and the proposed Reorganizations, including fee and expense information on an actual and pro forma estimated basis, and comparative portfolio composition and performance data.

The Board considered the potential benefits and costs of a Reorganization to each Target Fund, the corresponding Acquiring Fund, and their respective shareholders. The Board reviewed detailed information comparing the following information for each Target Fund and its corresponding Acquiring Fund: (1) investment objectives, policies and restrictions; (2) portfolio management; (3) portfolio composition; (4) the comparative investment performance; (5) the current expense ratios and expense structures, including contractual investment advisory fees; (6) the expected federal income tax consequences to the Funds, including any impact on capital loss carryforwards; and (7) relative asset size and net purchase (redemption) trends. The Board also considered the benefits to each Target Fund of (i) combining with a similar fund to create a larger fund with a more diversified shareholder base, (ii) Invesco Advisers paying the Target Fund’s Reorganization costs, and (iii) the expected tax free nature of the Reorganization for the Target Fund and its shareholders for federal income tax purposes. The Board also considered the overall goal of the reorganizations to rationalize the Invesco Funds to enable IDI to better focus on the combined funds to promote additional asset growth. With respect to each individual Reorganization, the Board considered the following additional matters.

Capital Appreciation Fund (Target Fund) into VK Capital Growth Fund (Acquiring Fund)

With respect to the proposed Reorganization, the Board further considered that (i) the investment objective, strategies and related risks of the Funds are somewhat similar, with each Fund having an investment objective of seeking, to varying degrees, both growth of capital and current income by investing in both debt and equity securities, although the portfolio composition strategies and securities selection techniques differ among the Funds; (ii) the Funds have the same portfolio management team; and (iii) Target Fund shareholders would become shareholders of a Fund with a higher effective management fee at current asset levels and estimated higher Total Annual Fund Operating Expenses on a pro forma basis, but estimated slightly lower Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement on a pro forma basis.

Leisure Fund (Target Fund) into VK Capital Growth Fund (Acquiring Fund)

With respect to the proposed Reorganization, the Board further considered that (i) the investment objective, strategies and related risks of the Funds are somewhat similar, with each Fund having an investment objective of seeking, to varying degrees, both growth of capital and current income by investing in both debt and equity securities, although the portfolio composition strategies and securities selection techniques differ among the Funds; (ii) the Funds have the same portfolio management team; and (iii) Target Fund shareholders would become shareholders of a Fund with a lower effective management fee at current asset levels, estimated lower Total Annual Fund Operating Expenses on a pro forma basis, and estimated lower Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement on a pro forma basis.

Capital Development Fund into VK Mid Cap Growth Fund

With respect to the proposed Reorganization, the Board further considered that (i) the investment objective, strategies and related risks of the Funds are somewhat similar, with each Fund having an investment objective of seeking, to varying degrees, both growth of capital and current income by investing in both debt and equity securities, although the portfolio composition strategies and securities selection techniques differ among the Funds; (ii) the Funds have the same portfolio management team; and (iii) Target Fund shareholders would become shareholders of a Fund with a slightly higher effective management fee at current asset levels but the Total Annual Fund Operating Expenses on a pro forma basis would remain the same.

Based upon the information and considerations described above, the Board, on behalf of each Target Fund and its corresponding Acquiring Fund, approved each Reorganization in order to combine each Target Fund with a similar Fund in terms of investment objectives, strategies and risks, portfolio management and portfolio composition to create a larger fund with a relatively more diversified shareholder base. The Board also determined that shareholders of the Funds could potentially benefit from the growth in assets realized by the Reorganizations. The Board concluded that the Reorganization is in the best interests of each Target Fund and its corresponding Acquiring Fund, and that no dilution of value would result to the shareholders of the Target Funds or the Acquiring Funds from the Reorganizations. Consequently, the Board approved the Agreement and each of the Reorganizations.

Federal Income Tax Considerations

For federal income tax purposes, the Contract Owners are not the shareholders of a Target Fund. Rather, the Participating Insurance Companies and their Accounts are the shareholders. Provided that the Variable Contracts qualify to be treated as life insurance contracts under Section 7702(a) of the Code or as annuity contracts under Section 72 of the Code, a Reorganization will not be a taxable event for Contract Owners regardless of the tax status of the Reorganization. This is because the Contract Owners are not taxed currently on income or gains realized under such Variable Contracts until such time that the Contract Owners draw on their Variable Contracts. Thus, the federal income tax considerations discussed below generally do not apply to Contract Owners.

The following is a general summary of the material U.S. federal income tax considerations of the Reorganizations and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change. These considerations are general in nature and shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their circumstances.

Each Reorganization is intended to be a tax-free reorganization pursuant to Section 368(a) of the Code. The principal federal income tax considerations that are expected to result from the Reorganization of each Target Fund into its corresponding Acquiring Fund are as follows:

•	no gain or loss will be recognized by the Target Fund or the shareholders of the Target Fund as a result of the Reorganization;

•	no gain or loss will be recognized by the Acquiring Fund as a result of the Reorganization;

•	the aggregate tax basis of the shares of the Acquiring Fund to be received by a shareholder of the Target Fund will be the same as the shareholder’s aggregate tax basis of the shares of the Target Fund; and

•	the holding period of the shares of the Acquiring Fund received by a shareholder of the Target Fund will include the period that a shareholder held the shares of the Target Fund (provided that such shares of the Target Fund are capital assets in the hands of such shareholder as of the Closing).

Neither the Target Funds nor the Acquiring Funds have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Reorganizations. As a condition to Closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to each Target Fund and the corresponding Acquiring Fund as to the foregoing federal income tax consequences of each Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Effective Time, of certain representations of each Target Fund and the Acquiring Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion. Such opinion of counsel may state that no opinion is expressed as to the effect of each Reorganization on a Target Fund or any Target Fund shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. A copy of the opinion will be filed with the SEC and will be available for public inspection. See “Where to Find Additional Information.”

Opinions of counsel are not binding upon the IRS or the courts. If a Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, each Target Fund would recognize gain or loss on the transfer of its assets to its corresponding Acquiring Fund and each shareholder of the Target Fund (other than a shareholder that owns on the date the Reorganization is approved by shareholders and at all times until Closing 80% or more of the shares of such Target Fund) would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it receives. However, in light of the tax-favored status of the shareholders of each Target Fund and the Acquiring Funds, which are the Participating Insurance Companies and their Accounts, the Reorganization should not result in any material adverse federal income tax consequences to the shareholders of either Fund or to Contract Owners that have selected either Fund as an investment option. The failure of one Reorganization to qualify as a tax-free reorganization would not adversely affect any other Reorganization. The following discussion assumes the Reorganization of each Target Fund with and into its corresponding Acquiring Fund qualifies as a tax-free reorganization for federal income tax purposes.

Prior to the Closing of each Reorganization, each Target Fund will distribute, and an Acquiring Fund may distribute, to their respective shareholders any undistributed income and gains (net of available capital loss carryovers) to the extent required to avoid entity level tax or as otherwise deemed desirable.

The tax attributes, including capital loss carryovers, of each Target Fund move to its corresponding Acquiring Fund in the Reorganization. The capital loss carryovers of a Target Fund and its corresponding Acquiring Fund are available to offset future gains recognized by the combined Fund, subject to any limitations that may apply under the Code. Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable the effect of which may be to accelerate the recognition of taxable gain to the combined Fund post-Closing. However, in light of the tax-favored status of the shareholders of each Fund, which are the Participating Insurance Companies and their Accounts, the fact that a Fund’s capital loss carryovers become unavailable should not result in any material adverse federal income tax consequences to the shareholders of either Fund or to Contract Owners that have selected either Fund as an investment option.

After the Reorganization, shareholders will continue to be responsible for tracking the adjusted tax basis and holding period of their shares for federal income tax purposes. Contract Owners should ask their own tax advisors for more information on their own tax situation.

Costs of the Reorganizations

The total cost of a Reorganization to be paid by each Acquiring Fund is estimated to be $30,000. The total estimated costs of the Reorganizations for each Target Fund, as well as the estimated proxy solicitation costs for the Target Funds, which are part of the total Reorganization costs, are set forth in the table below.

			Estimated Portion
			of Total
			Reorganization
	Estimated Proxy	Estimated Total	Costs to be Paid
	Solicitation Costs	Reorganization Costs	by the Target Funds

Leisure Fund	$4,500	$80,000	$0
Capital Appreciation Fund	$4,500	$80,000	$0
Capital Development Fund	$4,500	$80,000	$0

Invesco Advisers will bear the Reorganization costs of each Fund except the VK Mid Cap Growth Fund. The costs of a Reorganization include legal counsel fees, independent accountant fees, expenses related to the printing and mailing of this Joint Proxy Statement/Prospectus and fees associated with the proxy solicitation, but do not include any portfolio transaction costs arising from a Reorganization.

VOTING INFORMATION

Proxy Statement/Prospectus

We are sending you this Joint Proxy Statement/Prospectus and the enclosed proxy card or voting instruction form because (1) the Board is soliciting proxies from the Participating Insurance Companies and any other direct owners of Target Fund shares and (2) the Participating Insurance Companies are soliciting your voting instructions on how to vote shares of the Target Fund(s) attributable to your Variable Contract at the Meeting and at any adjournments of the Meeting.

This Joint Proxy Statement/Prospectus gives you information about the business to be conducted at the Meeting. Voting instruction forms that are properly signed, dated and received by the applicable Participating Insurance Company will be voted as specified. If you specify a vote on the Reorganization, your Participating Insurance Company will vote those shares attributable to your Variable Contract as you indicate. Any shares of a Target Fund for which no voting instructions are given and signed voting instruction forms without specified instructions will generally be voted by the Participating Insurance Company, if required, in proportion to those shares for which timely instructions are received. The effect of this proportional voting is that Contract Owners representing a small number of Target Fund shares may determine the outcome of the vote on the Reorganization. Contract Owners should contact their Participating Insurance Company for information about any applicable deadline for providing voting instructions to such Participating Insurance Company. Please see your Variable Contract prospectus for information on how to contact your Participating Insurance Company. To provide voting instructions, you may simply complete, sign and return the enclosed voting instruction form or provide voting instructions by telephone or through a website established for that purpose as provided by your Participating Insurance Company. Because the proposal described in this Joint Proxy Statement/Prospectus is considered “non-routine,” under the rules applicable to broker-dealers, if any shares of a Target Fund are held in a broker’s name, the broker will not be entitled to vote those shares if it has not received instructions from the shareholder.

This Joint Proxy Statement/Prospectus, the enclosed Notice of Joint Special Meeting of Shareholders, proxy cards and the enclosed voting instruction form(s) are expected to be mailed on or about January 19, 2012 to all shareholders entitled to vote. Shareholders of record of the Target Funds as of the close of business on January 4, 2012 (the “Record Date”), are entitled to vote at the Meeting. The number of outstanding shares of each class of the Target Funds on January 4, 2012 can be found at Exhibit A. Each share is entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held.

Proxies will have the authority to vote and act on behalf of shareholders at any adjournment of the Meeting. If a proxy is authorized to vote for a shareholder, the shareholder may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Target Funds in writing at the address of the Target Funds set forth on the cover page of the Joint Proxy Statement/Prospectus before the Meeting that the shareholder has revoked its proxy. In addition, although merely attending the Meeting will not revoke a proxy, if a shareholder is present at the Meeting, the shareholder may withdraw the proxy and vote in person. If you are a Contract Owner, you may revoke your voting instructions by sending a written notice to the applicable Participating Insurance Company expressly revoking your instructions, or by signing and forwarding to the Participating Insurance Company later-dated voting instructions. Contract Owners should contact their Participating Insurance Company for further information on how to revoke previously given voting instructions, including any applicable deadlines. Please see your Variable Contract prospectus for information on how to contact your Participating Insurance Company.

Quorum Requirement and Adjournment

A quorum of shareholders is necessary to hold a valid shareholder meeting of each Target Fund. For each Target Fund, a quorum will exist if shareholders representing one-third of the outstanding shares of the Target Fund entitled to vote are present at the Meeting in person or by proxy. The presence of Participating Insurance Companies that own at least one-third of a Target Fund’s outstanding shares in person or by proxy at the Meeting will be sufficient to constitute a quorum, whether or not such Companies have received voting instructions for all such shares. Proxies received prior to the Meeting on which no vote is indicated will be voted “FOR” the Agreement.

As discussed above, shares of the Target Funds are offered only to Participating Insurance Company Accounts as investment options under their Variable Contracts. Accordingly, as of the Record Date, shares of the Target Funds were only held by such Accounts. Contract Owners have the right to instruct their Participating Insurance Company on how to vote the shares attributable to their Variable Contracts, as described more fully above.

Abstentions will count as shares present at the Meeting for purposes of establishing a quorum. If a quorum is not present at the Meeting or if a quorum is present but sufficient votes to approve the Agreement are not received, the person(s) presiding over the Meeting or the persons named as proxies may propose one or more adjournments of the Meeting to allow for further solicitation of votes. The persons named as proxies will vote those proxies that they are entitled to vote in favor of such an adjournment, provided that they determine that such an adjournment and additional solicitation is reasonable and in the interest of shareholders based on a consideration of all relevant factors, including, among other things, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation.

Vote Necessary to Approve the Agreement

The Board has unanimously approved the Agreement, subject to shareholder approval. Shareholder approval of the Agreement requires the affirmative vote of the lesser of (i) 67% or more of the shares present at the Meeting, if the holders of more than 50% of the outstanding shares of the such Target Fund are present in person or represented by proxy; or (ii) more than 50% of the outstanding shares of such Target Fund. Abstentions are counted as present but are not considered votes cast at the Meeting. Abstentions therefore will have the same effect as a vote against the Agreement because approval of the Agreement requires the affirmative vote of a percentage of either the shares present at the Meeting or the outstanding shares of that Fund.

Proxy Solicitation

The Target Funds have engaged the services of Computershare Fund Services (“Solicitor”) to assist in the solicitation of proxies for the Meeting. Solicitor’s costs are described under the “Costs of the Reorganizations” section of this Joint Proxy Statement/Prospectus. Proxies are expected to be solicited principally by mail, but the Target Funds, Invesco Advisers or its affiliates, or Solicitor may also solicit proxies by telephone, facsimile or personal interview. The Target Funds’ officers and employees of Invesco Advisers or its affiliates may also solicit proxies but will not receive any additional or special compensation for any such solicitation.

Under the agreement with the Solicitor, the Solicitor will be paid a project management fee as well as telephone solicitation expenses incurred for reminder calls, outbound telephone voting, confirmation of telephone votes, inbound telephone contact, obtaining shareholders’ telephone numbers, and providing additional materials upon shareholder request. The agreement also provides that the Solicitor shall be indemnified against certain liabilities and expenses, including liabilities under the federal securities laws.

Other Meeting Matters

Management is not aware of any matters to be presented at the Meeting other than as is discussed in this Joint Proxy Statement/Prospectus. Under the Target Funds’ bylaws, business transacted at a special meeting such as this Meeting shall be limited to (i) the purpose stated in the notice and (ii) adjournment of the special meeting with regard to the stated purpose. If any other matters properly come before the Meeting, the shares represented by proxies will be voted with respect thereto in accordance with their best judgment.

Share Ownership by Large Shareholders, Management and Trustees

A list of the name, address, and percent ownership of each person who, as of January 4, 2012, to the knowledge of each Target Fund and each Acquiring Fund, owned 5% or more of the outstanding shares of a class of such Target Fund or Acquiring Fund, respectively, can be found at Exhibit B.

No shares of any Fund are owned directly by the Trustees of the Trust or the Trust’s executive officers.

OTHER MATTERS

Capitalization

The following tables set forth as of June 30, 2011, for each Reorganization, the total net assets, number of shares outstanding and net asset value (“NAV”) per share of each class of each Fund. This information is generally referred to as the “capitalization” of a Fund. The term “pro forma capitalization” means the expected capitalization of an Acquiring Fund after it has combined with the corresponding Target Fund(s). The pro forma capitalization column in the tables assumes that each Reorganization has taken place. The capitalizations of the Target Funds, the Acquiring Funds and their classes are likely to be different on the Closing Date as a result of daily share purchase, redemption, and market activity. The information is unaudited.

Leisure Fund and Capital Appreciation Fund (Target Funds) into VK Capital Growth Fund (Acquiring Fund)

	Actual (as of June 30, 2011)			Pro Forma
				Assuming both
				Reorganizations are
			VK Capital	Completed
	Leisure Fund	Capital Appreciation Fund	Growth Fund	Pro Forma		VK Capital
	(Target Fund)	(Target Fund)	(Acquiring Fund)	Adjustments(1)		Growth Fund

Net Assets (all classes)	$20,500,521	$654,146,297	$265,464,143	$—		$940,110,961
Series I Net Assets	$20,184,490	$473,381,884	$161,152,196	$—		$654,718,570
Series I Shares Outstanding	2,381,094	19,395,770	4,469,311	(8,087,390	)(2)	18,158,785
Series I NAV Per Share	$8.48	$24.41	$36.06	$—		$36.06
Series II Net Assets	$316,031	$180,764,413	$104,311,947	$—		$285,392,391
Series II Shares Outstanding	37,373	7,537,175	2,940,331	(2,471,458	)(2)	8,043,421
Series II NAV Per Share	$8.46	$23.98	$35.48	$—		$35.48

Capital Development Fund (Target Fund) into VK Mid Cap Growth Fund (Acquiring Fund)

	Actual (as of June 30, 2011)		Pro Forma
	Capital	VK Mid Cap
	Development Fund	Growth Fund	Pro Forma		VK Mid Cap
	(Target Fund)	(Acquiring Fund)	Adjustments(1)		Growth Fund

Net Assets (all classes)	$257,335,539	$79,829,376	$—		$337,164,915
Series I Net Assets	$151,924,705	$13,154	$—		$151,937,859
Series I Shares Outstanding	10,450,792	3,030	24,561,769	(2)	35,015,591
Series I NAV Per Share	$14.54	$4.34	$—		$4.34
Series II Net Assets	$105,410,834	$79,816,222	$—		$185,227,056
Series II Shares Outstanding	7,475,559	18,403,925	16,811,395	(2)	42,690,879
Series II NAV Per Share	$14.10	$4.34	$—		$4.34

(1)	Invesco will bear 100% of the Reorganization expenses of the Leisure Fund, Capital Appreciation Fund, VK Capital Growth Fund and Capital Development Fund. The VK Mid Cap Growth Fund is expected to incur approximately $30,000 in Reorganization expenses which has not been included in the table above. As a result, there are no pro forma adjustments to Net Assets.

(2)	Shares Outstanding have been adjusted for the accumulated change in the number of shares of the Target Funds’ shareholder accounts based on the relative value of the Target Funds’ and the Acquiring Fund’s NAV Per Share assuming the Reorganization would have taken place on June 30, 2011.

Dissenters’ Rights

If the Reorganizations are approved at the Meeting, Target Fund shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes any applicable state law. Shareholders of the Target Funds, however, have the right to redeem their shares at net asset value until the Closing Date. After the Reorganizations, Target Fund shareholders will hold shares of the corresponding Acquiring Fund, which may also be redeemed at net asset value.

Shareholder Proposals

The Funds do not generally hold annual meetings of shareholders. A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders of a Target Fund hereafter called should send the proposal to the Target Fund at the Target Fund’s principal offices so that it is received within a reasonable time before the proxy materials are printed and mailed. If the proposed Reorganization is approved and completed for a Target Fund, shareholders of such Target Fund will become shareholders of the corresponding Acquiring Fund and, thereafter, will be subject to the notice requirements of the Acquiring Fund. The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in a proxy statement because compliance with certain rules under the federal securities laws is required before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at a future meeting. For a shareholder proposal to be considered at a future shareholder meeting, it must be a proper matter for consideration under applicable law.

WHERE TO FIND ADDITIONAL INFORMATION

This Joint Proxy Statement/Prospectus and the related SAI do not contain all the information set forth in the registration statements, the exhibits relating thereto, and the annual and semi-annual reports filed by the Funds as such documents have been filed with the SEC pursuant to the requirements of the Securities Act of 1933, as amended, and the 1940 Act, to which reference is hereby made. The SEC file number of the Trust’s registration statement, which contains the Funds’ prospectuses and related SAIs, is 811-07452.

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith, each Fund files reports and other information with the SEC. Reports, proxy material, registration statements and other information filed (including the Registration Statement relating to the Funds on Form N-14 of which this Joint Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1580, 100 F Street, N.E., Washington, D.C. 20549-1520. Copies of such material may also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549-1520, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding the Funds and other registrants that file electronically with the SEC.

EXHIBIT A

OUTSTANDING SHARES OF THE TARGET FUNDS

As of January 4, 2012, there were the following number of shares outstanding of each class of each Target Fund:

Number of Shares
Target Fund/Share Classes	Outstanding
Invesco V.I. Capital Appreciation Fund
Series I	17,911,967.15
Series II	7,016,967.91

Invesco V.I. Capital Development Fund
Series I	9,007,946.40
Series II	6,703,578.90

Invesco V.I. Leisure Fund
Series I	2,196,918.13
Series II	43,974.96

A-1

EXHIBIT B

OWNERSHIP OF THE TARGET FUNDS

Significant Holders

Listed below are the name, address and percent ownership of each person who, as of January 4, 2012, to the best knowledge of the Trust, owned 5% or more of the outstanding shares of each class of the Target Funds. A shareholder who owns beneficially 25% or more of the outstanding securities of a Target Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

		Number of	Percent
	Class of	Shares	Owner of
Name and Address	Shares	Owned	Record
Invesco V.I. Leisure Fund

ING USA ANNUITY AND LIFE	Series I	2,170,885.07	98.82%
INSURANCE CO ONE ORANGE WAY B3N WINDSOR CT 06095-4773

AXA EQUITABLE LIFE INSURANCE CO	Series II	42,303.14	96.20%
1290 AVENUE OF THE AMERICAS NEW YORK NY 10104-1472

Invesco V.I. Capital Appreciation Fund

HARTFORD LIFE AND ANNUITY	Series I	1,695,931.22	9.47%
SEPARATE ACCOUNT ATTN UIT OPERATION PO BOX 2999 HARTFORD CT 06104-2999

PHOENIX HOME LIFE	Series I	1,492,187.90	8.33%
ATTN BRIAN COOPER PO BOX 22012 ALBANY NY 12201-2012

ING LIFE INSURANCE AND ANNUITY CO	Series I	1,471,652.65	8.22%
CONVEYOR ONE ORANGE WAY B3N WINDSOR CT 06095-4773

ALLSTATE LIFE INSURANCE CO	Series I	1,406,838.72	7.85%
ATTN FINANCIAL CONTROL- CIGNA PO BOX 94210 PALATINE IL 60094-4210

ALLSTATE LIFE INSURANCE COMPANY	Series I	1,226,191.37	6.85%
GLAC PROPRIETARY FINANCIAL CONTROL UNIT PO BOX 94210 PALATINE IL 60094-4210

IDS LIFE INSURANCE CO	Series I	1,109,407.91	6.19%
222 AXP FINANCIAL CTR MINNEAPOLIS MN 55474-0002

LINCOLN LIFE FLEXIBLE PREMIUM	Series I	954,809.25	5.33%
VARIABLE LIFE ACCT 1300 CLINTON ST MAIL STOP 4C01 FORT WAYNE IN 46802-3506

IDS LIFE INSURANCE CO	Series II	4,108,899.77	58.56%
222 AXP FINANCIAL CTR MINNEAPOLIS MN 55474-0002

GIAC 4RD	Series II	500,695.39	7.14%
ATTN PAUL IANNELLI 3900 BURGESS PL EQUITY ACCOUNTING 3-S BETHLEHEM PA 18017-9097

MINNESOTA LIFE INSURANCE CO	Series II	409,282.77	5.83%
ATTN A6 5216 400 ROBERT ST N ST PAUL MN 55101-2099

GIAC 226	Series II	369,556.50	5.27%
ATTN PAUL IANNELLI 3900 BURGESS PLACE EQUITY ACCPUNTING 3-S BETHLEHEM PA 18017-9097

Invesco V.I. Capital Development Fund

IDS LIFE INSURANCE CO	Series I	1,851,632.56	20.56%
222 AXP FINANCIAL CTR MINNEAPOLIS MN 55474-0002

HARTFORD LIFE AND ANNUITY	Series I	1,724,383.62	19.14%
SEPARATE ACCOUNT ATTN UIT OPERATION PO BOX 2999 HARTFORD CT 06104-2999

AMERICAN SKANDIA LIFE ASSURANCE CO	Series I	1,117,865.59	12.41%
VARIABLE ACCOUNT / SAQ ATTN INVESTMENT ACCOUNTING PO BOX 883 1 CORPORATE DR SHELTON CT 06484-0883

ANNUITY INVESTORS LIFE	Series I	981,628.59	10.90%
INSURANCE CO ATTN CHRIS ACCURSO PO BOX 5423 CINCINNATI OH 45201-5423

ALLSTATE LIFE INSURANCE COMPANY	Series I	485,383.11	5.39%
GLAC PROPRIETARY FINANCIAL CONTROL UNIT PO BOX 94210 PALATINE IL 60094-4210

IDS LIFE INSURANCE CO	Series II	2,161,674.29	32.25%
222 AXP FINANCIAL CTR MINNEAPOLIS MN 55474-0002

NATIONWIDE LIFE INS CO NWVAII	Series II	1,852,076.99	27.63%
C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029

SECURITY BENEFIT LIFE	Series II	748,194.56	11.16%
VARIFLEX Q NAVISYS 1 SW SECURITY BENEFIT PL TOPEKA KS 66636-1000

B-1

EXHIBIT C

OWNERSHIP OF THE ACQUIRING FUNDS

Significant Holders

Listed below are the name, address and percent ownership of each person who, as of January 4, 2012, to the best knowledge of the Trust owned 5% or more of the outstanding shares of each class of the Acquiring Funds. A shareholder who owns beneficially 25% or more of the outstanding securities of the Acquiring Funds is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

		Number	Percent
	Class of	of Shares	Owner of
Name and Address	Shares	Owned	Record

Invesco Van Kampen V.I. Capital Growth Fund

HARTFORD LIFE AND ANNUITY	Series I	1,146,387.07	29.77%
SEPARATE ACCOUNT ATTN UIT OPERATION PO BOX 2999 HARTFORD CT 06104-2999

ALLSTATE LIFE INSURANCE CO	Series I	592,967.99	15.40%
PO BOX 94210 PALATINE IL 60094-4210

HARTFORD LIFE SEPARATE ACCOUNT	Series I	347,777.81	9.03%
ATTN UIT OPERATION PO BOX 2999 HARTFORD CT 06104-2999

NATIONWIDE LIFE INSURANCE COMPANY	Series I	249,886.72	6.49%
FBO NWVLI C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029

PROTECTIVE LIFE VARIABLE ANNUITY	Series I	206,640.42	5.37%
INVESTMENT PRODUCTS SERVICES PROTECTIVE LIFE INSURANCE COMPANY PO BOX 10648 BIRMINGHAM AL 35202-0648

ANCHOR NATIONAL LIFE INSURANCE CO	Series II	884,704.17	32.41%
VAR SEP ACCT & VAR ANN ACCT SEVEN PO BOX 54299 LOS ANGELES CA 90054-0299

ALLSTATE LIFE INSURANCE COMPANY	Series II	556,798.64	20.40%
PO BOX 94210 PALATINE IL 60094-4210

ALLSTATE LIFE INSURANCE COMPANY	Series II	313,787.06	11.49%
PO BOX 94210 PALATINE IL 60094-4210

METLIFE INSURANCE CO OF CONNECTICUT	Series II	276,920.85	10.14%
ATTN SHAREHOLDER ACCOUNTING DEPT 501 BOYLSTON ST STE 5 BOSTON MA 02116-3725

GE LIFE AND ANNUITY ASSURANCE	Series II	189,865.78	6.96%
COMPANY 6610 WEST BROAD STREET BLDG 3 5TH FLOOR ATTN VARIABLE ACCOUNTING RICHMOND VA 23230-1702
Invesco Van Kampen V.I. Mid Cap Growth Fund

AIM ADVISORS INC	Series I	3,030.30	100.00%
ATTN CORPORATE CONTROLLER 1555 PEACHTREE ST NE STE 1800 ATLANTA GA 30309-2499

PROTECTIVE LIFE VARIABLE ANNUITY	Series II	7,794,505.17	44.10%
INVESTMENT PRODUCTS SERVICES PROTECTIVE LIFE INSURANCE COMPANY PO BOX 10648 BIRMINGHAM AL 35202-0648

CUNA MUTUAL VARIABLE ANNUITY ACCOUNT	Series II	3,356,512.52	18.99%
2000 HERITAGE WAY WAVERLY IA 50677-9208

ALLSTATE LIFE INSURANCE COMPANY	Series II	1,711,197.31	9.68%
544 LAKEVIEW PKWY STE L3G VERNON HILLS IL 60061-1826

LINCOLN BENEFIT LIFE	Series II	1,572,230.57	8.90%
213 WASHINGTON ST MAIL STOP NEW JERSEY 02-07-01 NEWARK NJ 07102-2917

ALLSTATE LIFE INSURANCE COMPANY	Series II	1,115,516.66	6.31%
PO BOX 94210 PALATINE IL 60094-4210

C-1

EXHIBIT D

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this       day of      , 2012 by and among (i) each of the Invesco open-end registered investment companies identified as a Target Entity on Exhibit A hereto (each a “Target Entity”) separately, on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); (ii) each of the Invesco open-end registered investment companies identified as an Acquiring Entity on Exhibit A hereto (each an “Acquiring Entity”), separately on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”); and (iii) Invesco Advisers, Inc. (“IAI”).

WHEREAS, the parties hereto intend for each Acquiring Fund and its corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the assets and assume the liabilities of the Target Fund in exchange for the corresponding class or classes of shares (as applicable) of the Acquiring Fund identified on Exhibit A of equal value to the net assets of the Target Fund being acquired, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and collectively, the “Reorganizations”);

WHEREAS, each Target Entity and each Acquiring Entity is an open-end, registered investment company of the management type; and

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization with respect to each Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.	DESCRIPTION OF THE REORGANIZATIONS

1.1.  It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately from the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If any one or more Reorganizations should fail to be consummated, such failure shall not affect the other Reorganizations in any way.

1.2.  Provided that all conditions precedent to a Reorganization set forth herein have been satisfied as of the Closing Date (as defined in Section 3.1), and based on the representations and warranties each party provides to the others, each Target Entity and its corresponding Acquiring Entity agree to take the following steps with respect to their Reorganization(s), the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:

(a) The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2.

(b) The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets, property, and goodwill including, without limitation, all cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries) and dividends or interest receivable that are owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, except for cash, bank deposits or cash equivalent securities in an amount necessary to pay the estimated costs of extinguishing any Excluded Liabilities (as defined in Section 1.2(c)) and cash in an amount necessary to pay any distributions pursuant to Section 7.1(f) (collectively, “Assets”).

(c) The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date, except for the Target Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, with respect to each Target Fund separately, “Liabilities”). If prior to the Closing Date the Acquiring Entity identifies a liability that the Acquiring Entity and the Target Entity mutually agree should not be assumed by the Acquiring Fund, such liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquiring Entity and the Target Entity at Closing and attached to this Agreement as Schedule 1.2(c) (the “Excluded Liabilities”). The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”

(d) As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis within that class, and the Target Fund will as promptly as practicable completely liquidate and dissolve. Such distribution and liquidation will be accomplished, with respect to each class of the Target Fund’s shares, by the transfer of the Acquiring Fund shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund

Shareholders of the class. The aggregate net asset value of the Acquiring Fund shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Valuation Date. At the Closing, any outstanding certificates representing shares of a Target Fund will be cancelled. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange, irrespective of whether Target Fund shareholders hold their Target Fund shares in certificated form.

(e) Ownership of Acquiring Fund shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.

2.	VALUATION

2.1.  With respect to each Reorganization:

(a) The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the business day next preceding the Closing Date (the “Valuation Date”), using the Target Fund’s valuation procedures established by the Target Entity’s Board of Trustees.

(b) The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of the corresponding class of each class computed on the Valuation Date using the Acquiring Fund’s valuation procedures established by the Acquiring Entity’s Board of Trustees, which are the same as the Target Fund’s valuation procedures.

(c) The number of shares issued of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) in exchange for the Target Fund’s Net Assets shall be determined by dividing the value of the Net Assets of the Target Fund attributable to each class of Target Fund shares by the net asset value per share of the corresponding share class of the Acquiring Fund.

(d) All computations of value shall be made by the Target Fund’s and the Acquiring Fund’s designated recordkeeping agent using the valuation procedures described in this Section 2.

3.	CLOSING AND CLOSING DATE

3.1.  Each Reorganization shall close on the date identified on Exhibit A or such other date as the parties may agree with respect to any or all Reorganizations (the “Closing Date”). All acts taking place at the closing of a Reorganization (the “Closing”) shall be deemed to take place simultaneously as of immediately prior to the opening of regular trading on the NYSE on the Closing Date of that Reorganization unless otherwise agreed to by the parties (the “Closing Time”).

3.2.  With respect to each Reorganization:

(a) The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred and delivered by the Target Fund as of the Closing Date to the Acquiring Fund’s Custodian for the account of the Acquiring Fund, duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Fund shall direct the Target Fund’s custodian (the “Target Custodian”) to deliver to the Acquiring Fund’s Custodian as of the Closing Date by book entry, in accordance with the customary practices of Target Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The cash to be transferred by a Target Fund shall be delivered to the Acquiring Fund’s Custodian by wire transfer of federal funds or other appropriate means on the Closing Date.

(b) The Target Entity shall direct the Target Custodian for each Target Fund to deliver, at the Closing or promptly thereafter, a certificate of an authorized officer stating that (i) except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal, state and foreign stock transfer stamps, if any, have been paid or provision for payment has been made.

(c) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall provide (i) instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary) and (ii) the information and documentation maintained by the Target Fund or its agents relating to the identification and verification of the Target Fund Shareholders under the USA PATRIOT ACT and other applicable anti-money laundering laws, rules and regulations and such other information as the Acquiring Fund may reasonably request. The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.

(d) The Target Entity shall direct each applicable transfer agent for a Target Fund (the “Target Transfer Agent”) to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Entity, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of the Target Fund a confirmation evidencing the Acquiring Fund shares to be credited on the Closing Date, or provide other evidence satisfactory to the Target Entity that such Acquiring Fund shares have been credited to the Target Fund Shareholders’ accounts on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

(e) In the event that on the Valuation Date or the Closing Date (a) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquiring Entity or the Target Entity or the authorized officers of either of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES

4.1.  Each Target Entity, on behalf of itself or, where applicable, a Target Fund, represents and warrants to the Acquiring Entity and its corresponding Acquiring Fund as follows:

(a) The Target Fund is duly organized as a series of the Target Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware with power under its Agreement and Declaration of Trust, as amended, and by-laws (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder;

(b) The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act and state securities laws;

(d) The current prospectus and statement of additional information of the Target Fund and each prospectus and statement of additional information of the Target Fund used at all times between the commencement of operations of the Target Fund and the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Target Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Fund’s prospectus and statement of additional information;

(f) Except as otherwise disclosed to and accepted by or on behalf of the Acquiring Fund, the Target Fund will on the Closing Date have good title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act, provided that the Acquiring Fund will acquire Assets that are segregated as collateral for the Target Fund’s derivative positions, including without limitation, as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such Assets;

(g) The financial statements of the Target Fund for the Target Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A (the “Prospectus” and “Statement of Additional Information”). Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(h) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;

(i) On the Closing Date, all material Returns (as defined below) of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. As used in this Agreement, “Tax” or “Taxes” means (i) any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);

(j) The Target Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Target Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. If Target Fund serves as a funding vehicle for variable contracts (life insurance or annuity), Target Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date. In order to (i) ensure continued qualification of the Target Fund for treatment as a “regulated investment company” for tax purposes and (ii) eliminate any tax liability of the Target Fund arising by reason of undistributed investment company taxable income or net capital gain, the Target Fund, before the Closing Date will declare on or prior to the Valuation Date to the shareholders of Target Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (i) substantially all of its investment company taxable income (determined without regard to any deductions for dividends paid) and substantially all of its net capital gains (after reduction for any capital loss carryover), if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) all of its investment company taxable income and net capital gains for its taxable year ended prior to the Closing Date to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date;

(k) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;

(l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Target Entity, on behalf of the Target Fund, and subject to the approval of the shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(m) The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;

(n) The Target Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code; and

(o) The Target Fund has no unamortized or unpaid organizational fees or expenses.

4.2.  Each Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to the Target Entity and its corresponding Target Fund as follows:

(a) The Acquiring Fund is duly organized as a series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, with power under its Agreement and Declaration of Trust, as amended (the “Agreement and Declaration of Trust”), to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted, and to enter into this Agreement and perform its obligations hereunder;

(b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act are in full force and effect;

(c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund and the Acquiring Entity of the transactions contemplated herein, except such as have been or will be obtained (at or prior to the Closing Date) under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws;

(d) The prospectuses and statements of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Acquiring Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Acquiring Fund’s prospectus and statement of additional information;

(f) The financial statements of the Acquiring Fund for the Acquiring Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Acquiring Fund’s prospectus or statement of additional information included in the Acquiring Fund’s registration statement on Form N-1A. Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Acquiring Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(g) Since the last day of the Acquiring Fund’s most recently completed fiscal year, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;

(h) On the Closing Date, all material Returns of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Acquiring Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Acquiring Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements;

(i) The Acquiring Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Acquiring Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and has satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. If the Acquiring Fund serves as a funding vehicle for variable contracts (life insurance or annuity), the Acquiring Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date;

(j) All issued and outstanding Acquiring Fund shares are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non-assessable by the Acquiring Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;

(k) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(l) The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;

(m) The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under laws, rules, and regulations applicable to the Acquiring Fund;

(n) The Acquiring Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(o) The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Invesco or its affiliates.

5.	COVENANTS OF THE ACQUIRING FUND AND THE TARGET FUND

5.1.  With respect to each Reorganization:

(a) The Acquiring Fund and the Target Fund each: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date for the Reorganization, it being understood that such ordinary course of business may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Acquiring Fund or the Target Fund, as appropriate, in the ordinary course in all material respects.

(b) The Target Entity will call a meeting of the shareholders of the Target Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

(c) The Target Fund covenants that the Acquiring Fund shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

(d) The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.

(e) If reasonably requested by the Acquiring Fund, the Target Entity, on behalf of the Target Fund, will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets (the “Target Fund Shareholder Documentation”), certified by its transfer agent or its President or Vice-President to the best of their knowledge and belief, (3) the tax books and records of the Target Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date, and (4) all FASB ASC 740-10-25 (formerly FIN 48) workpapers and supporting statements pertaining to the Target Fund (the “FIN 48 Workpapers”). The foregoing information to be provided within such timeframes as is mutually agreed by the parties.

(f) Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

(g) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more liquidating distributions to its shareholders consisting of the applicable class of shares of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.

(h) If reasonably requested by the Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall deliver to the Acquiring Fund a statement of the earnings and profits (accumulated and current) of the Target Fund for federal income tax purposes that will be carried over to the Acquiring Fund as a result of Section 381 of the Code. The information to be provided under this subsection shall be provided within such timeframes as is mutually agreed by the parties.

(i) It is the intention of the parties that each Reorganization will qualify as a reorganization with the meaning of Section 368(a)(1) of the Code. None of the parties to a Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.

(j) Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, except as otherwise is mutually agreed by the parties.

(k) If reasonably requested by the Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall deliver to the Acquiring Fund copies of: (1) the federal, state and local income tax returns filed by or on behalf of the Target Fund for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND

6.1.  With respect to each Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject, at the Target Fund’s election, to the performance by the Acquiring Fund of all of the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following conditions:

(a) All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

(b) The Acquiring Entity shall have delivered to the Target Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Target Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement; and

(c) The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Date.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

7.1.  With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Acquiring Fund’s election, to the performance by the Target Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a) All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

(b) If requested by Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity (i) a statement of the Target Fund’s Assets, together with a list of portfolio securities of the Target Fund showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Target Fund Shareholder Documentation, (iii) the FIN 48 Workpapers, (iv) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund, and/or (v) a statement of earnings and profits as provided in Section 5.1(h);

(c) The Target Entity shall have delivered to the Acquiring Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Acquiring Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

(d) The Target Custodian shall have delivered the certificate contemplated by Sections 3.2(b) of this Agreement, duly executed by an authorized officer of the Target Custodian;

(e) The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Date; and

(f) The Target Fund shall have declared and paid or cause to be paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) substantially all of its investment company taxable income (determined without regard to any deductions for dividends paid) and substantially all of its net capital gains (after reduction for any capital loss carryover), if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) all of its investment company taxable income and net capital gains for its taxable year ended prior to the Closing Date to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE TARGET FUND

With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.  The Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Target Entity’s Governing Documents, Delaware law, and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;

8.2.  On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement, the transactions contemplated herein;

8.3.  All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;

8.4.  A registration statement on Form N-14 under the 1933 Act properly registering the Acquiring Fund shares to be issued in connection with the Reorganization shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or known to be contemplated under the 1933 Act; and

8.5.  The Target Entity and the Acquiring Entity shall have received on or before the Closing Date an opinion of Stradley Ronon in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.6. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates.

9.	FEES AND EXPENSES

9.1.  Each Target Fund and Acquiring Fund will bear its costs associated with the Reorganization to the extent that the Fund is expected to recoup those costs within 24 months following the Reorganization as a result of reduced total annual fund operating expenses based on estimates prepared by IAI and discussed with the Board. IAI has agreed to bear the Reorganization costs of any Fund that does not meet the foregoing threshold.

10.	FINAL TAX RETURNS AND FORMS 1099 OF TARGET FUND

10.1.  After the Closing Date, except as otherwise agreed to by the parties, Target Entity shall or shall cause its agents to prepare any federal, state or local tax returns, including any Forms 1099, required to be filed by Target Entity with respect to each Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS

11.1.  The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

12.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations by mutual agreement of the parties.

13.	AMENDMENTS

This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment.

14.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

14.1.  The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.  This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable Federal law, without regard to its principles of conflicts of laws.

14.3.  This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.4.  This agreement may be executed in any number of counterparts, each of which shall be considered an original.

14.5.  It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Governing Documents of the Target Entity or the Agreement and Declaration of Trust of the Acquiring Entity, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

Invesco Advisers, Inc.	AIM Investment Funds (Invesco Investment Funds), AIM Sector Funds (Invesco Sector Funds), AIM Equity Funds (Invesco Equity Funds), AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), each on behalf of its respective series identified on Exhibit A hereto

By: Name: Title:	By: Name: Title:

EXHIBIT A

CHART OF REORGANIZATIONS

Acquiring Fund (and share classes) and	Corresponding Target Fund (and share
Acquiring Entity	classes) and Target Entity	Closing Date
Invesco Balanced-Risk Commodity Strategy Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Invesco Commodities Strategy Fund, a series of AIM Investment Funds (Invesco Investment Funds)
Class A	Class A
Class B	Class B
Class C	Class C
Class R	Class R
Class Y	Class Y
Institutional Class	Institutional Class
Invesco Van Kampen American Value Fund, a series of AIM Sector Funds (Invesco Sector Funds)	Invesco U.S. Mid Cap Value Fund, a series of AIM Sector Funds (Invesco Sector Funds)
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class Y
Invesco Van Kampen Mid Cap Growth Fund, a series of AIM Sector Funds (Invesco Sector Funds)	Invesco Capital Development Fund, a series of AIM Equity Funds (Invesco Equity Funds)
Class A	Class A
Class B	Class B
Class C	Class C
Class R	Class R
Class Y	Class Y
Class A	Investor Class
Institutional Class	Institutional Class
Invesco Van Kampen High Yield Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Invesco High Income Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class Y
Institutional Class	Institutional Class
Inveso Van Kampen V.I. Capital Growth Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco V.I. Capital Appreciation Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Class I	Class I
Class II	Class II
Invesco Van Kampen V.I. Capital Growth Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco V.I. Leisure Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Class I	Class I
Class II	Class II
Invesco Van Kampen V.I. Mid Cap Growth Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco V.I. Capital Development Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Class I	Class I
Class II	Class II

Schedule 1.2(c)

Excluded Liabilities

None

Schedule 8.6

Tax Opinions

(i) The acquisition by the Acquiring Fund of substantially all of the assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

(ii) No gain or loss will be recognized by the Target Fund upon the transfer of substantially all of its assets to, and assumption of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code.

(iii) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Target Fund in exchange solely for the assumption of the liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.

(iv) No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.

(v) The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.

(vi) The holding periods of the assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code.

(vii) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund shares pursuant to Section 354(a) of the Code.

(viii) The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

(ix) The holding period of Acquiring Fund shares received by a shareholder of the Target Fund will include the holding period of the Target Fund shares exchanged therefor, provided that the shareholder held Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

(x) For purposes of Section 381 of the Code, the Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Income Tax Regulations thereunder.

The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on a Target Fund, Acquiring Fund or any Target Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

EXHIBIT E

FINANCIAL HIGHLIGHTS

The financial highlight tables are intended to help you understand the Funds’ financial performance for the past five fiscal years and are included in their respective prospectuses which are each incorporated herein by reference. The Acquiring Fund’s prospectus also accompanies this Joint Proxy Statement/Prospectus. The financial highlights table below provides additional information for the most recent six-month reporting period. The information for the six-month semi-annual reporting period is unaudited. Each Fund’s fiscal year end is December 31, and, accordingly, the Funds’ financial highlights below contain information for the six-month period ended June 30, 2011.

												Ratio of		Ratio of
			Net gains									expenses		expenses
			(losses) on									to average		to average net		Ratio of net
	Net asset	Net	securities			Dividends						net assets		assets without		investment
	value,	investment	(both		Total from	from net		Net asset			Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and		investment	investment	Total	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)		operations	income	Distributions	of period	Return(b)		(000s omitted)	absorbed		absorbed		net assets		Turnover(c)

VK Capital Growth Fund (Acquiring Fund)
Series I(d)
Six months ended 06/30/11	$34.00	$(0.02)	$2.08	(e)	$2.06	$—	$—	$36.06	6.06	%(e)	$161,152	0.84	%(f)	1.03	%(f)	(0.14	)%(f)	62%
Series II(d)
Six months ended 06/30/11	33.49	(0.07)	2.06	(e)	1.99	—	—	35.48	5.94	(e)	104,312	1.09	(f)	1.28	(f)	(0.39	)(f)	62

Leisure Fund (Target Fund)
Series I
Six months ended 06/30/11	7.94	$0.01	0.53		0.54	—	—	8.48	6.80		20,184	1.01	(f)	1.64(f	)	0.15	(f)	27%
Series II
Six months ended 06/30/11	7.93	(0.00)	0.53		0.53	—	—	8.46	6.68		316	1.26	(f)	1.89	(f)	(0.10	)(f)	27

Capital Appreciation (Target Fund)
Series I
Six months ended 06/30/11	23.30	0.03	1.08		1.11	—	—	24.41	4.76		473,382	0.90	(f)	0.90	(f)	0.26	(f)	73%
Series II
Six months ended 06/30/11	22.92	0.00	1.06		1.06	—	—	23.98	4.62		180,764	1.15	(f)	1.15	(f)	0.01	(f)	73

VK Mid Cap Growth Fund (Acquiring Fund)
Series I
Six months ended 06/30/11	4.05	(0.01)	0.30		0.29	—	—	4.34	7.16		13	1.00	(f)	1.19	(f)	(0.56	)(f)	73%
Series II
Six months ended 06/30/11	4.06	(0.02)	0.30		0.28	—	—	4.34	6.90		79,816	1.25	(f)	1.44	(f)	(0.81	)(f)	73

Capital Development Fund (Target Fund)
Series I
Six months ended 06/30/11	13.41	(0.02)	1.15		1.13	—	—	14.54	8.43		151,925	1.08	(f)	1.09	(f)	(0.35	)(f)	90%
Series II
Six months ended 06/30/11	13.02	(0.04)	1.12		1.08	—	—	14.10	8.30		105,411	1.33	(f)	1.34	(f)	(0.60	)(f)	90

(a)	Calculated using average shares outstanding.

(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending June 30, 2011, the portfolio turnover calculation for the Capital Growth Fund excludes the value of securities purchased of $83,359,751 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. Large Cap Growth Fund into the Fund. Additionally, for the period ending June 30, 2011, the portfolio turnover calculation for the Capital Development Fund excludes the value of securities purchased of $47,957,386 and sold of $21,768,039 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. Dynamics Fund into the Fund.

(d)	On June 1, 2010, the Fund’s former Class I and Class II shares were reorganized into Series I and Series II shares.

(e)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received net gains (losses) on securities (both realized and unrealized) per share would have been $2.05 and $2.03 for Series I and Series II shares, respectively and total returns would have been lower.

(f)	Ratios are annualized and based on the following average daily net assets (000’s omitted) for the following Funds’ Series I and Series II shares, respectively: Leisure Fund — $20,348 and $204; Capital Appreciation Fund — $491,230 and $184,827; VK Capital Growth Fund — $105,368 and $109,827; Capital Development Fund — $121,611 and $104,549; VK Mid Cap Growth Fund — $13 and $81,629.

E-1

Prospectus	May 2, 2011

Series I shares
Invesco Van Kampen V.I. Capital Growth Fund

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco Van Kampen V.I. Capital Growth Fund’s investment objective is to seek capital growth.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective(s), Strategies, Risks and Portfolio Holdings	2

Fund Management	4
The Adviser(s)	4
Adviser Compensation	5
Portfolio Managers	5

Other Information	5
Purchase and Sale of Shares	5
Excessive Short-Term Trading Activity Disclosure	5
Pricing of Shares	6
Taxes	7
Distributions	7
Dividends	7
Capital Gains Distributions	7
Share Classes	7
Payments to Insurance Companies	7

Benchmark Descriptions	8

Financial Highlights	9

Obtaining Additional Information	Back Cover

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.

Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco Van Kampen V.I. Capital Growth Fund

Fund Summary

Investment Objective
The Fund’s investment objective is to seek capital growth.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems an interest in an insurance company separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Series I shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

“N/A” in the above table means “not applicable.”

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Series I shares

Management Fees	0.70%

Other Expenses	0.33

Total Annual Fund Operating Expenses[1]	1.03

Fee Waiver and/or Expense Reimbursement[2]	0.19

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.84

1	“Total Annual Fund Operating Expenses” have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series I shares to 0.84% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series I shares	$86	$309	$550	$1,242

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate for the Van Kampen Life Investment Trust Capital Growth Portfolio (the predecessor fund) and the Fund for the most recent fiscal year was 158% of the average value of the portfolio.

Principal Investment Strategies of the Fund
Under normal market conditions, the Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), seeks to achieve the Fund’s investment objective by investing in a portfolio of companies that are considered by the Adviser to have strong earnings growth. The Adviser utilizes a bottom-up stock selection process designed to produce alpha, and a disciplined portfolio construction process designed to manage risk. To narrow the investment universe, the Adviser uses a holistic approach that emphasizes fundamental research and, to a lesser extent, includes quantitative analysis. The Adviser then closely examines company fundamentals including detailed modeling of all of a company’s financial statements, as well as discussions with company management teams, suppliers, distributors, competitors and customers. The Adviser utilizes a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the business cycle, and other factors that best reflect a company’s value. The Adviser seeks to invest in companies with strong or improving fundamentals, attractive valuation relative to growth prospects and earning expectations that appear fair to conservative.

The Adviser considers whether to sell a particular security when a company hits the price target, a company’s fundamentals deteriorate or the catalysts for growth are no longer present or reflected in the stock price.

The Fund may invest up to 25% of its total assets in securities of foreign issuers. The Fund may invest up to 10% of its total assets in real estate investment trusts (REITs). The Fund may purchase and sell options, futures contracts and options on futures, which are derivatives, for various portfolio management purposes and to mitigate risks. In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Market Risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Investments in common stocks and other equity securities generally are affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply. The Fund emphasizes a growth style of investing. The market values of growth securities may be more volatile than other types of investments. The returns on growth securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Fund’s investments will vary and at times may be lower or higher than that of other types of investments.

Growth Investing Risk. Investments in growth-oriented equity securities may have above-average volatility of price movement. The returns on

1        Invesco Van Kampen V.I. Capital Growth Fund

growth securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets.

Foreign Risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

Futures Risk. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events.

Options Risk. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Risks of Investing in Real Estate Investment Trusts (REITs). Investing in REITs makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general, and may involve duplication of management fees and certain other expenses. In addition, REITs depend upon specialized management skills, may be less diversified, may have lower trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs must comply with certain requirements of the federal income tax law to maintain their federal income tax status.

Risks of Derivatives. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the instruments may not be liquid.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and the predecessor fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s and the predecessor fund’s past performance is not necessarily an indication of its future performance.

The returns shown for periods prior to June 1, 2010 are those of the Class I shares of the predecessor fund, which are not offered by the Fund. The predecessor fund was advised by Van Kampen Asset Management. The predecessor fund was reorganized into Series I shares of the Fund on June 1, 2010. Series I shares’ returns will be different from the predecessor fund as they have different expenses.

All performance shown assumes the reinvestment of dividends and capital gains.

Annual Total Returns

Best Quarter (ended September 30, 2009): 21.13%
Worst Quarter (ended December 31, 2008): (29.05)%

Average Annual Total Returns (for the periods ended December 31, 2010)

	1	5	10
	Year	Years	Years

Series I: Inception (07/03/95)	19.84%	4.08%	(1.83)%

S&P 500® Index[1] (reflects no deductions for fees, expenses or taxes)	15.08	2.29	1.42

Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)[1]	16.71	3.75	0.02

Lipper VUF Large-Cap Growth Funds Index[1]	14.92	2.64	(0.12)

1 The Fund has elected to include three benchmark indices: the S&P® 500 Index, the Russell 1000® Growth Index and the Lipper VUF Large-Cap Growth Funds Index. The Fund has elected to use the S&P® 500 Index as its broad-based benchmark instead of the Russell 1000® Growth Index to provide investors a broad proxy for the U.S. market. The Russell 1000® Growth Index is the style-specific benchmark and is the proxy that most appropriately reflects the Fund’s investment process. The Lipper VUF Large-Cap Growth Funds Index has been added as a peer group benchmark.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

Portfolio Managers	Title	Length of Service on the Fund

Erik Voss	Portfolio Manager (lead)	2010

Ido Cohen	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Sale of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Investment Objective
The Fund’s investment objective is to seek capital growth. Any income received from the investment of portfolio securities is incidental to the Fund’s investment objective. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

Principal Investment Strategies and Risks
Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing in a portfolio of securities consisting primarily of common stocks that the Adviser believes have above-average potential for capital growth. The Adviser utilizes a bottom-up stock selection process designed to produce alpha, and a disciplined portfolio

2        Invesco Van Kampen V.I. Capital Growth Fund

construction process designed to manage risk. To narrow the investment universe, the Adviser uses a holistic approach that emphasizes fundamental research and, to a lesser extent, includes quantitative analysis. The Adviser then closely examines company fundamentals including detailed modeling of all of a company’s financial statements, as well as discussions with company management teams, suppliers, distributors, competitors and customers. The Adviser utilizes a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the business cycle, and other factors that best reflect a company’s value. The Adviser seeks to invest in companies with strong or improving fundamentals, attractive valuation relative to growth prospects and earning expectations that appear fair to conservative.

The Adviser considers whether to sell a particular security when a company hits the price target, a company’s fundamentals deteriorate or the catalysts for growth are no longer present or reflected in the stock price.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

The financial markets in general are subject to volatility and may at times, including currently, experience periods of extreme volatility and uncertainty, which may affect all investment securities, including equity securities and derivative instruments. The markets for securities in which the Fund may invest may not function properly, which may affect the value of such securities and such securities may become illiquid.

As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds.

The Fund invests primarily in common stocks and also may invest in other equity securities as described herein.

Active Trading Risk. Frequent trading of portfolio securities results in increased costs and may thereby lower the Fund’s actual return. Frequent trading also may increase short term gains and losses, which may affect the Fund’s tax liability.

Common Stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other class of securities, including such entity’s debt securities, preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stock. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Convertible Securities. A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights typically have a substantially shorter term than do warrants. Rights and warrants may be considered more speculative and less liquid than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. Rights and warrants may lack a secondary market.

REITs. The Fund may invest up to 10% of its total assets in REITs. REITs pool investors’ funds for investment primarily in commercial real estate properties or real-estate related loans. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs. REITs are more susceptible to risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, REITs depend upon specialized management skills, may not be diversified (which may increase the volatility of the REIT’s value), may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the Code). REITs are subject to the risk of failing to qualify for tax-free pass-through of income under the Code. In addition, investments in REITs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by REITs in which it invests.

Risks of Investing in Securities of Foreign Issuers. The Fund may invest up to 25% of its total assets in securities of foreign issuers. Securities of foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars. Investments in securities of foreign issuers present certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include fluctuations in foreign currency exchange rates, political, economic or legal developments (including war or other instability, expropriation of assets, nationalization and confiscatory taxation), the imposition of foreign exchange limitations (including currency blockage), withholding taxes on income or capital transactions or other restrictions, higher transaction costs (including higher brokerage, custodial and settlement costs and currency conversion costs) and possible difficulty in enforcing contractual obligations or taking judicial action. Securities of foreign issuers may not be as liquid and may be more volatile than comparable securities of domestic issuers.

In addition, there often is less publicly available information about many foreign issuers, and issuers of foreign securities are subject to different, often less comprehensive, auditing, accounting and financial reporting disclosure requirements than domestic issuers. There is generally less government regulation of exchanges, brokers and listed companies abroad than in the United States and, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries. Because there is usually less supervision and governmental regulation of foreign exchanges, brokers and dealers than there is in the United States, the Fund may experience settlement difficulties or delays not usually encountered in the United States.

Delays in making trades in securities of foreign issuers relating to volume constraints, limitations or restrictions, clearance or settlement procedures, or otherwise could impact returns and result in temporary

3        Invesco Van Kampen V.I. Capital Growth Fund

periods when assets of the Fund are not fully invested or attractive investment opportunities are foregone.

The Fund may invest in securities of issuers determined by the Adviser to be in developing or emerging market countries. Investments in securities of issuers in developing or emerging market countries are subject to greater risks than investments in securities of developed countries since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.

In addition to the increased risks of investing in securities of foreign issuers, there are often increased transaction costs associated with investing in securities of foreign issuers, including the costs incurred in connection with converting currencies, higher foreign brokerage or dealer costs and higher settlement costs or custodial costs.

Since the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, the Fund may be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments in the Fund and the accrued income and appreciation or depreciation of the investments. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets denominated in that currency and the Fund’s return on such assets as well as any temporary uninvested reserves in bank deposits in foreign currencies. In addition, the Fund will incur costs in connection with conversions between various currencies.

The Fund may invest in securities of foreign issuers in the form of depositary receipts. Depositary receipts involve substantially identical risks to those associated with direct investment in securities of foreign issuers. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Derivatives. The Fund may, but is not required to, use various investment strategies for a variety of purposes including hedging, risk management, portfolio management or to earn income, which may involve the purchase and sale of options, forwards, futures, options on futures, swaps and other related instruments and techniques. Such derivatives may be based on a variety of underlying instruments, most commonly equity and debt securities, indexes, interest rates, currencies and other assets. Derivatives often have risks similar to the securities underlying the derivative transactions. The Fund’s use of derivative transactions may also include other instruments, strategies and techniques, including newly developed or permitted instruments, strategies and techniques, consistent with the Fund’s investment objective and applicable regulatory requirements.

The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivative transactions may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The Fund complies with applicable regulatory requirements when implementing derivative transactions, including the segregation of cash and/or liquid securities on the books of the Fund’s custodian, as mandated by SEC rules or SEC staff positions. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, no assurance can be given that the use of derivatives will achieve this result.

Futures. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Options. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Other Investments and Risk Factors
For cash management purposes, the Fund may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn a return on temporarily available cash. Such transactions are considered loans by the Fund and are subject to the risk of default by the other party. The Fund will only enter into such agreements with parties deemed to be creditworthy by the Adviser under guidelines approved by the Board.

The Fund may invest up to 15% of its net assets in illiquid securities and certain restricted securities. Such securities may be difficult or impossible to sell at the time and the price that the Fund would like. Thus, the Fund may have to sell such securities at a lower price, sell other securities instead to obtain cash or forego other investment opportunities.

The Fund may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities, when the Adviser believes the potential for capital growth has lessened, or for other reasons. The Fund’s portfolio turnover rate may vary from year to year. A high portfolio turnover rate (100% or more) increases a fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact a fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if a fund had lower portfolio turnover. The turnover rate will not be a limiting factor, however, if the Adviser considers portfolio changes appropriate.

Temporary Defensive Strategy. When market conditions dictate a more defensive investment strategy, the Fund may, on a temporary basis, hold cash or invest a portion or all of its assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, prime commercial paper, certificates of deposit, bankers’ acceptances and other obligations of domestic banks having total assets of at least $500 million, and repurchase agreements. Under normal market conditions, the potential for capital appreciation on these securities will tend to be lower than the potential for capital appreciation on other securities that may be owned by the Fund. In taking such a defensive position, the Fund would temporarily not be pursuing its principal investment strategies and may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (SAI), which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is

4        Invesco Van Kampen V.I. Capital Growth Fund

located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Pending Litigation. Detailed information concerning pending litigation can be found in the SAI.

Adviser Compensation
Advisory Agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

Average Daily Net Assets	% Per Annum

First $500 million	0.70%

Next $500 million	0.65

Over $1 billion	0.60

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Erik Voss, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 2006 to 2010, he was a portfolio manager with Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC). Prior to 2006, he was a portfolio manager with Wells Capital Management.

■	Ido Cohen, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 2007 to 2010, he was a vice president and senior analyst with Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC). Prior to 2007, he was a member of a technology, media and telecom-focused investment team at Diamondback Capital.

A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Sale of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted.

The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders, if Invesco believes the change would be in the best interests of long-term investors.

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with

5        Invesco Van Kampen V.I. Capital Growth Fund

the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

See “Pricing of Shares—Determination of Net Asset Value” for more information.

Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, Invesco’s Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk

6        Invesco Van Kampen V.I. Capital Growth Fund

bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, Invesco’s Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities: The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options: Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements: Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds: To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from Invesco as described on the back cover of this prospectus.

The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts are generally the shareholders in the Fund (not the variable product owners), all of the tax characteristics of the Fund’s investments flow into the separate accounts. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products.

Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described in the prospectus relating to the Series II shares.

Payments to Insurance Companies
Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources.

Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

In addition to the payments listed above, Invesco may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement between the Fund and Invesco, Invesco is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, Invesco provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and Fund services and communications. Currently, these administrative service payments made by the Fund to Invesco are subject to an annual limit of 0.25% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial

7        Invesco Van Kampen V.I. Capital Growth Fund

resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Lipper VUF Large-Cap Growth Funds Index is an unmanaged index considered representative of large-cap growth variable insurance underlying funds tracked by Lipper.

Russell 1000® Growth Index is un unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.

8        Invesco Van Kampen V.I. Capital Growth Fund

Financial Highlights

The financial highlights show the Fund’s and the predecessor fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. The Fund has the same investment objective and similar investment policies as the predecessor fund. Certain information reflects financial results for a single Fund or predecessor fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund and the predecessor fund (assuming reinvestment of all dividends and distributions).

The information for the fiscal years ended after June 1, 2010 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request. The information for the fiscal years ended prior to June 1, 2010 has been audited by the auditor to the predecessor fund.

	Series I Sharesˆ
	Years Ended December 31,
	2010		2009	2008	2007	2006
Net asset value, beginning of the period	$28.37		$17.10	$33.68	$28.81	$28.01

Net investment income (loss)(a)	0.03		0.04	(0.01)	0.11	0.04

Net realized and unrealized gain (loss)	5.60		11.26	(16.43)	4.77	0.76

Total from investment operations	5.63		11.30	(16.44)	4.88	0.80

Less:
Distributions from net investment income	-0-		0.03	0.14	0.01	-0-

Return of capital distributions	-0-		0.00 (b)	-0-	-0-	-0-

Total Distributions	-0-		0.03	0.14	0.01	-0-

Net asset value, end of the period	$34.00		$28.37	$17.10	$33.68	$28.81

Total Return*	19.84	%(c)	66.07%	(48.99%)	16.96%	2.86%

Net assets at end of the period (In millions)	$74.9		$74.2	$48.6	$143.6	$160.5

Ratio of expenses to average net assets*	0.79	%(d)	0.84%	0.85%	0.80%	0.78%

Ratio of net investment income (loss) to average net assets*	0.12	%(d)	0.17%	(0.04%)	0.35%	0.16%

Portfolio Turnover(e)	158%		13%	42%	177%	128%

* If certain expenses had not been assumed by the Adviser, total returns would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	0.90	%(d)	N/A	0.87%	N/A	N/A

Ratio of net investment income to average net assets	0.24	%(d)	N/A	(0.02)%	N/A	N/A

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.01 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $79,179.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
ˆ	On June 1, 2010, the Class I shares of the predecessor fund were reorganized into Series I shares of the Fund.
N/A = Not Applicable

9        Invesco Van Kampen V.I. Capital Growth Fund

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, as filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you have questions about an Invesco Fund, or you wish to obtain a free copy of the current SAI, annual or semiannual reports, or Form N-Q, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078, Kansas City, MO 64121-9078

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs or annual or semiannual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAI, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco Van Kampen V.I. Capital Growth Fund
SEC 1940 Act file number: 811-07452

invesco.com/us VK-VICGR-PRO-1

Prospectus	May 2, 2011

Series II shares
Invesco Van Kampen V.I. Capital Growth Fund

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco Van Kampen V.I. Capital Growth Fund’s investment objective is to seek capital growth.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.

Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco Van Kampen V.I. Capital Growth Fund

Fund Summary

Investment Objective
The Fund’s investment objective is to seek capital growth.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems an interest in an insurance company separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Series II shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

“N/A” in the above table means “not applicable.”

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Series II shares

Management Fees	0.70%

Distribution and/or Service (12b-1) Fees	0.25

Other Expenses	0.33

Total Annual Fund Operating Expenses[1]	1.28

Fee Waiver and/or Expense Reimbursement[2]	0.19

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.09

1	“Total Annual Fund Operating Expenses” have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series II shares to 1.09% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series II shares	$111	$387	$684	$1,529

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate for the Van Kampen Life Investment Trust Capital Growth Portfolio (the predecessor fund) and the Fund for the most recent fiscal year was 158% of the average value of the portfolio.

Principal Investment Strategies of the Fund
Under normal market conditions, the Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), seeks to achieve the Fund’s investment objective by investing in a portfolio of companies that are considered by the Adviser to have strong earnings growth. The Adviser utilizes a bottom-up stock selection process designed to produce alpha, and a disciplined portfolio construction process designed to manage risk. To narrow the investment universe, the Adviser uses a holistic approach that emphasizes fundamental research and, to a lesser extent, includes quantitative analysis. The Adviser then closely examines company fundamentals including detailed modeling of all of a company’s financial statements, as well as discussions with company management teams, suppliers, distributors, competitors and customers. The Adviser utilizes a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the business cycle, and other factors that best reflect a company’s value. The Adviser seeks to invest in companies with strong or improving fundamentals, attractive valuation relative to growth prospects and earning expectations that appear fair to conservative.

The Adviser considers whether to sell a particular security when a company hits the price target, a company’s fundamentals deteriorate or the catalysts for growth are no longer present or reflected in the stock price.

The Fund may invest up to 25% of its total assets in securities of foreign issuers. The Fund may invest up to 10% of its total assets in real estate investment trusts (REITs). The Fund may purchase and sell options, futures contracts and options on futures, which are derivatives, for various portfolio management purposes and to mitigate risks. In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Market Risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Investments in common stocks and other equity securities generally are affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply. The Fund emphasizes a growth style of investing. The market values of growth securities may be more volatile than other types of investments. The returns on growth securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Fund’s investments will vary and at times may be lower or higher than that of other types of investments.

1        Invesco Van Kampen V.I. Capital Growth Fund

Growth Investing Risk. Investments in growth-oriented equity securities may have above-average volatility of price movement. The returns on growth securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets.

Foreign Risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

Futures Risk. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events.

Options Risk. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Risks of Investing in Real Estate Investment Trusts (REITs). Investing in REITs makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general, and may involve duplication of management fees and certain other expenses. In addition, REITs depend upon specialized management skills, may be less diversified, may have lower trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs must comply with certain requirements of the federal income tax law to maintain their federal income tax status.

Risks of Derivatives. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the instruments may not be liquid.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and the predecessor fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s and the predecessor fund’s past performance is not necessarily an indication of its future performance.

The returns shown for periods prior to June 1, 2010 are those of the Class II shares of the predecessor fund, which are not offered by the Fund. The predecessor fund was advised by Van Kampen Asset Management. The predecessor fund was reorganized into Series II shares of the Fund on June 1, 2010. Series II shares’ returns will be different from the predecessor fund as they have different expenses.

All performance shown assumes the reinvestment of dividends and capital gains.

Series I shares are not offered by this prospectus. The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns

Best Quarter (ended September 30, 2009): 21.01%
Worst Quarter (ended December 31, 2008): (29.10)%

Average Annual Total Returns (for the periods ended December 31, 2010)

	1	5	10
	Year	Years	Years

Series II: Inception (09/18/00)	19.56%	3.82%	(2.08)%

S&P 500® Index[1] (reflects no deductions for fees, expenses or taxes)	15.08	2.29	1.42

Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes):[1]	16.71	3.75	0.02

Lipper VUF Large-Cap Growth Funds Index[1]	14.92	2.64	(0.12)

1	The Fund has elected to include three benchmark indices: the S&P® 500 Index, the Russell 1000® Growth Index and the Lipper VUF Large-Cap Growth Funds Index. The Fund has elected to use the S&P® 500 Index as its broad-based benchmark instead of the Russell 1000® Growth Index to provide investors a broad proxy for the U.S. market. The Russell 1000® Growth Index is the style-specific benchmark and is the proxy that most appropriately reflects the Fund’s investment process. The Lipper VUF Large-Cap Growth Funds Index has been added as a peer group benchmark.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

Portfolio Managers	Title	Length of Service on the Fund

Erik Voss	Portfolio Manager (lead)	2010

Ido Cohen	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Sale of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

2        Invesco Van Kampen V.I. Capital Growth Fund

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Investment Objective
The Fund’s investment objective is to seek capital growth. Any income received from the investment of portfolio securities is incidental to the Fund’s investment objective. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

Principal Investment Strategies and Risks
Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing in a portfolio of securities consisting primarily of common stocks that the Adviser believes have above-average potential for capital growth. The Adviser utilizes a bottom-up stock selection process designed to produce alpha, and a disciplined portfolio construction process designed to manage risk. To narrow the investment universe, the Adviser uses a holistic approach that emphasizes fundamental research and, to a lesser extent, includes quantitative analysis. The Adviser then closely examines company fundamentals including detailed modeling of all of a company’s financial statements, as well as discussions with company management teams, suppliers, distributors, competitors and customers. The Adviser utilizes a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the business cycle, and other factors that best reflect a company’s value. The Adviser seeks to invest in companies with strong or improving fundamentals, attractive valuation relative to growth prospects and earning expectations that appear fair to conservative.

The Adviser considers whether to sell a particular security when a company hits the price target, a company’s fundamentals deteriorate or the catalysts for growth are no longer present or reflected in the stock price.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

The financial markets in general are subject to volatility and may at times, including currently, experience periods of extreme volatility and uncertainty, which may affect all investment securities, including equity securities and derivative instruments. The markets for securities in which the Fund may invest may not function properly, which may affect the value of such securities and such securities may become illiquid.

As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds.

The Fund invests primarily in common stocks and also may invest in other equity securities as described herein.

Active Trading Risk. Frequent trading of portfolio securities results in increased costs and may thereby lower the Fund’s actual return. Frequent trading also may increase short term gains and losses, which may affect the Fund’s tax liability.

Common Stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other class of securities, including such entity’s debt securities, preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stock. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Convertible Securities. A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights typically have a substantially shorter term than do warrants. Rights and warrants may be considered more speculative and less liquid than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. Rights and warrants may lack a secondary market.

REITs. The Fund may invest up to 10% of its total assets in REITs. REITs pool investors’ funds for investment primarily in commercial real estate properties or real-estate related loans. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs. REITs are more susceptible to risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, REITs depend upon specialized management skills, may not be diversified (which may increase the volatility of the REIT’s value), may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the Code). REITs are subject to the risk of failing to qualify for tax-free pass-through of income under the Code. In addition, investments in REITs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by REITs in which it invests.

Risks of Investing in Securities of Foreign Issuers. The Fund may invest up to 25% of its total assets in securities of foreign issuers. Securities of foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars. Investments in securities of foreign issuers present certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include fluctuations in foreign currency exchange rates, political, economic or legal developments (including war or other instability, expropriation of assets, nationalization and confiscatory taxation), the imposition of foreign exchange limitations (including currency blockage), withholding taxes on income or capital transactions or other restrictions, higher transaction costs (including higher brokerage, custodial and settlement costs and currency conversion costs) and possible difficulty in enforcing contractual obligations or taking judicial action.

3        Invesco Van Kampen V.I. Capital Growth Fund

Securities of foreign issuers may not be as liquid and may be more volatile than comparable securities of domestic issuers.

In addition, there often is less publicly available information about many foreign issuers, and issuers of foreign securities are subject to different, often less comprehensive, auditing, accounting and financial reporting disclosure requirements than domestic issuers. There is generally less government regulation of exchanges, brokers and listed companies abroad than in the United States and, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries. Because there is usually less supervision and governmental regulation of foreign exchanges, brokers and dealers than there is in the United States, the Fund may experience settlement difficulties or delays not usually encountered in the United States.

Delays in making trades in securities of foreign issuers relating to volume constraints, limitations or restrictions, clearance or settlement procedures, or otherwise could impact returns and result in temporary periods when assets of the Fund are not fully invested or attractive investment opportunities are foregone.

The Fund may invest in securities of issuers determined by the Adviser to be in developing or emerging market countries. Investments in securities of issuers in developing or emerging market countries are subject to greater risks than investments in securities of developed countries since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.

In addition to the increased risks of investing in securities of foreign issuers, there are often increased transaction costs associated with investing in securities of foreign issuers, including the costs incurred in connection with converting currencies, higher foreign brokerage or dealer costs and higher settlement costs or custodial costs.

Since the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, the Fund may be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments in the Fund and the accrued income and appreciation or depreciation of the investments. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets denominated in that currency and the Fund’s return on such assets as well as any temporary uninvested reserves in bank deposits in foreign currencies. In addition, the Fund will incur costs in connection with conversions between various currencies.

The Fund may invest in securities of foreign issuers in the form of depositary receipts. Depositary receipts involve substantially identical risks to those associated with direct investment in securities of foreign issuers. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Derivatives. The Fund may, but is not required to, use various investment strategies for a variety of purposes including hedging, risk management, portfolio management or to earn income, which may involve the purchase and sale of options, forwards, futures, options on futures, swaps and other related instruments and techniques. Such derivatives may be based on a variety of underlying instruments, most commonly equity and debt securities, indexes, interest rates, currencies and other assets. Derivatives often have risks similar to the securities underlying the derivative transactions. The Fund’s use of derivative transactions may also include other instruments, strategies and techniques, including newly developed or permitted instruments, strategies and techniques, consistent with the Fund’s investment objective and applicable regulatory requirements.

The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivative transactions may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The Fund complies with applicable regulatory requirements when implementing derivative transactions, including the segregation of cash and/or liquid securities on the books of the Fund’s custodian, as mandated by SEC rules or SEC staff positions. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, no assurance can be given that the use of derivatives will achieve this result.

Futures. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Options. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Other Investments and Risk Factors
For cash management purposes, the Fund may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn a return on temporarily available cash. Such transactions are considered loans by the Fund and are subject to the risk of default by the other party. The Fund will only enter into such agreements with parties deemed to be creditworthy by the Adviser under guidelines approved by the Board.

The Fund may invest up to 15% of its net assets in illiquid securities and certain restricted securities. Such securities may be difficult or impossible to sell at the time and the price that the Fund would like. Thus, the Fund may have to sell such securities at a lower price, sell other securities instead to obtain cash or forego other investment opportunities.

The Fund may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities, when the Adviser believes the potential for capital growth has lessened, or for other reasons. The Fund’s portfolio turnover rate may vary from year to year. A high portfolio turnover rate (100% or more) increases a fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact a fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if a fund had lower portfolio turnover. The turnover rate will not be a limiting factor, however, if the Adviser considers portfolio changes appropriate.

Temporary Defensive Strategy. When market conditions dictate a more defensive investment strategy, the Fund may, on a temporary basis, hold cash or invest a portion or all of its assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, prime commercial paper, certificates of deposit, bankers’ acceptances and other obligations of domestic banks having total assets of at least $500 million, and repurchase agreements. Under normal market conditions, the potential for capital appreciation on these securities will tend to be lower than the potential for capital appreciation on other securities that may be owned by the Fund. In taking such a defensive position, the Fund would temporarily not be pursuing its principal investment strategies and may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

4        Invesco Van Kampen V.I. Capital Growth Fund

Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (SAI), which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Pending Litigation. Detailed information concerning pending litigation can be found in the SAI.

Adviser Compensation
Advisory Agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

Average Daily Net Assets	% Per Annum

First $500 million	0.70%

Next $500 million	0.65

Over $1 billion	0.60

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Erik Voss, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 2006 to 2010, he was a portfolio manager with Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC). Prior to 2006, he was a portfolio manager with Wells Capital Management.

■	Ido Cohen, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 2007 to 2010, he was a vice president and senior analyst with Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC). Prior to 2007, he was a member of a technology, media and telecom-focused investment team at Diamondback Capital.

A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Sale of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted.

The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders, if Invesco believes the change would be in the best interests of long-term investors.

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

5        Invesco Van Kampen V.I. Capital Growth Fund

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

See “Pricing of Shares—Determination of Net Asset Value” for more information.

Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, Invesco’s Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the

6        Invesco Van Kampen V.I. Capital Growth Fund

principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, Invesco’s Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities: The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options: Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements: Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds: To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from Invesco as described on the back cover of this prospectus.

The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts are generally the shareholders in the Fund (not the variable product owners), all of the tax characteristics of the Fund’s investments flow into the separate accounts. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products.

Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” which is described in this prospectus.

Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1” plan for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources.

Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

7        Invesco Van Kampen V.I. Capital Growth Fund

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

In addition to the payments listed above, Invesco may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement between the Fund and Invesco, Invesco is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, Invesco provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and Fund services and communications. Currently, these administrative service payments made by the Fund to Invesco are subject to an annual limit of 0.25% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Lipper VUF Large-Cap Growth Funds Index is an unmanaged index considered representative of large-cap growth variable insurance underlying funds tracked by Lipper.

Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.

8        Invesco Van Kampen V.I. Capital Growth Fund

Financial Highlights

The financial highlights show the Fund’s and the predecessor fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. The Fund has the same investment objective and similar investment policies as the predecessor fund. Certain information reflects financial results for a single Fund or predecessor fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund and the predecessor fund (assuming reinvestment of all dividends and distributions).

The information for the fiscal years ended after June 1, 2010 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request. The information for the fiscal years ended prior to June 1, 2010 has been audited by the auditor to the predecessor fund.

	Series II Sharesˆ
	Years Ended December 31,
	2010		2009		2008		2007		2006
Net asset value, beginning of the period	$28.01		$16.91		$33.29		$28.54		$27.81

Net investment income (loss)(a)	(0.05)		(0.02)		(0.08)		0.03		(0.02)

Net realized and unrealized gain (loss)	5.53		11.12		(16.25)		4.72		0.75

Total from investment operations	5.48		11.10		(16.33)		4.75		0.73

Less:
Distributions from net investment income	-0-		-0-		0.05		-0-		-0-

Net asset value, end of the period	$33.49		$28.01		$16.91		$33.29		$28.54

Total Return*	19.56	%(b)	65.64	%(c)	(49.11	)%(c)	16.64	%(c)	2.62	%(c)

Net assets at end of the period (in millions)	$109.9		$112.5		$69.2		$261.2		$257.4

Ratio of expenses to average net assets*	1.04	%(d)	1.09%		1.10%		1.05%		1.03%

Ratio of net investment income (loss) to average net assets*	(0.18	)%(d)	(0.07)%		(0.29)%		0.11%		(0.09)%

Portfolio Turnover(e)	158%		13%		42%		177%		128%

* If certain expenses had not been assumed by the Adviser, total returns would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	1.15	%(d)	N/A		1.12%		N/A		N/A

Ratio of net investment income to average net assets	(0.07	)%(d)	N/A		(0.27)%		N/A		N/A

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	These returns include combined Rule 12b-1 fees and service fees of up to 0.25%.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $106,430.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
ˆ	On June 1, 2010, the Class II shares of the predecessor fund were reorganized into Series II shares of the Fund.
N/A = Not Applicable

9        Invesco Van Kampen V.I. Capital Growth Fund

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, as filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you have questions about an Invesco Fund, or you wish to obtain a free copy of the current SAI, annual or semiannual reports, or Form N-Q please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs or annual or semiannual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAI, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco Van Kampen V.I. Capital Growth Fund
SEC 1940 Act file number: 811-07452

invesco.com/us VK-VICGR-PRO-2

Prospectus	May 2, 2011

Series I shares
Invesco Van Kampen V.I. Mid Cap Growth Fund

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco Van Kampen V.I. Mid Cap Growth Fund’s investment objective is to seek capital growth.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective(s), Strategies, Risks and Portfolio Holdings	3

Fund Management	5
The Adviser(s)	5
Adviser Compensation	5
Portfolio Manager	5

Other Information	5
Purchase and Sale of Shares	5
Excessive Short-Term Trading Activity Disclosure	6
Pricing of Shares	6
Taxes	7
Distributions	7
Dividends	7
Capital Gains Distributions	7
Share Classes	7
Payments to Insurance Companies	7

Benchmark Descriptions	8

Financial Highlights	9

Obtaining Additional Information	Back Cover

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.

Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco Van Kampen V.I. Mid Cap Growth Fund

Fund Summary

Investment Objective
The Fund’s investment objective is to seek capital growth.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems an interest in an insurance company separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Series I shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

“N/A” in the above table means “not applicable.”

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Series I shares

Management Fees	0.75%

Other Expenses[1]	0.46

Total Annual Fund Operating Expenses[1]	1.21

Fee Waiver and/or Expense Reimbursement[2]	0.20

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.01

1	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series I shares to 1.01% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series I shares	$103	$364	$646	$1,448

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate for the Van Kampen Life Investment Trust Mid Cap Growth Portfolio (the predecessor fund) and the Fund for the most recent fiscal year was 105% of the average value of the portfolio.

Principal Investment Strategies of the Fund
Under normal market conditions, Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser, seeks to achieve the Fund’s investment objective by investing primarily in common stocks and other equity securities of medium-sized companies that are considered by the Adviser to have strong earnings growth. Under normal market conditions, the Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in securities of medium-sized companies at the time of investment. Under current market conditions, the Adviser defines medium-sized companies by reference to those companies represented in the Russell Midcap® Index (which consists of companies in the capitalization range of approximately $228 million to $21 billion as of January 31, 2011). Other equity securities in which the Fund may invest are preferred stocks, convertible securities and rights and warrants to purchase common stock. The Adviser seeks to invest in high quality companies it believes have competitive advantages and the ability to redeploy capital at high rates of return or return excess capital to shareholders. The Adviser typically favors companies with rising returns on invested capital, business visibility, strong discretionary cash flow generation and an attractive risk/reward profile. The Adviser generally considers selling an investment when it determines that the holding no longer satisfies its investment criteria.

The Fund may invest up to 25% of its total assets in securities of foreign issuers and may invest up to 10% of its total assets in real estate investment trusts (REITs). The Fund may purchase and sell options, futures contracts and options on futures contracts, which are derivative instruments, for various portfolio management purposes and to mitigate risks. In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.

In attempting to meet its investment objective, the Fund may engage in active and frequent trading of portfolio securities.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during time of significant market volatility. The principal risks of investing in the Fund are:

Market Risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. Investments in common stocks and other equity securities generally are affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply. Convertible securities have risks associated with both common stocks and debt securities. Investments in debt securities are generally affected by changes in the interest rates and creditworthiness of the issuer. The price of such securities tend to fall as interest rates rise, and such declines tend to be greater for securities with longer maturities. The creditworthiness of the issuer may affect the issuer’s ability to make timely payments of interest and principal.

Risks of Medium-Sized Companies. Medium-sized companies often have less predictable earnings and more limited product lines, markets, distribution channels or financial resources. The market movements of equity securities of medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general. Historically, medium-sized companies have sometimes gone through extended periods

1        Invesco Van Kampen V.I. Mid Cap Growth Fund

when they did not perform as well as larger companies. In addition, equity securities of medium-sized companies generally are less liquid than larger companies. This means that the Fund could have greater difficulty selling such securities at the time and price that the Fund would like.

Growth Investing Risk. Investments in growth-oriented equity securities may have above-average volatility of price movement. The returns on growth securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Fund’s investments will vary and at times may be lower or higher than that of other types of investments.

Foreign Risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

Futures Risk. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events.

Options Risk. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Risks of Investing in REITs. Investing in REITs makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and other expenses. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

Risks of Derivatives. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the instruments may not be liquid.

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and the predecessor fund’s performance to that of a broad-based securities market benchmark, a style-specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s and the predecessor fund’s past performance is not necessarily an indication of its future performance.

The returns shown for periods prior to June 1, 2010 are those of the Class II shares of the predecessor fund, which included 12b-1 fees of 0.35% and are not offered by the Fund. The predecessor fund was advised by Van Kampen Asset Management. The predecessor fund was reorganized into Series II shares of the Fund on June 1, 2010. Series I shares’ returns will be different from the predecessor fund as they have different expenses.

All performance shown assumes the reinvestment of dividends and capital gains.

Annual Total Returns

Best Quarter (ended June 30, 2009): 25.00%
Worst Quarter (ended March 31, 2001): (27.87)%

Average Annual Total Returns (for the periods ended December 31, 2010)

	1	5	10
	Year	Years	Years

Series I: Inception (06/01/10)[1]	26.96%	5.43%	(0.40)%

S&P 500® Index (reflects no deductions for fees, expenses or taxes)[2]	15.08	2.29	1.42

Russell Midcap® Growth Index (reflects no deductions for fees, expenses or taxes)[2]	26.38	4.88	3.12

Lipper VUF Mid-Cap Growth Funds Index[2]	27.62	5.70	2.00

1 Series I shares’ performance shown prior to the inception date is that of the predecessor fund’s Class II shares at net asset value and reflects the expenses applicable to the predecessor fund. The inception date of the predecessor fund’s Class II shares is September 25, 2000.

2	The Fund has elected to include three benchmark indices: the S&P 500® Index, the Russell Midcap® Growth Index and the Lipper VUF Mid-Cap® Growth Funds Index. The Fund has elected to use the S&P 500® Index as its broad-based benchmark instead of the Russell Midcap® Growth Index to provide investors a broad proxy for the U.S. market. The Russell Midcap® Growth Index is the style-specific benchmark and is the proxy that most appropriately reflects the Fund’s investment process. The Lipper VUF Mid-Cap Growth Funds Index has been added as a peer group benchmark.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

Portfolio Manager	Title	Length of Service on the Fund

James Leach	Portfolio Manager	2011

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Sale of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

2        Invesco Van Kampen V.I. Mid Cap Growth Fund

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Investment Objective
The Fund’s investment objective is to seek capital growth. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

Principal Investment Strategies and Risks
The Adviser seeks to achieve the Fund’s investment objective by investing primarily in common stocks and other equity securities of medium-sized companies that the Adviser believes have long-term growth potential. Other equity securities in which the Fund may invest are preferred stocks, convertible securities and rights and warrants to purchase common stock. The Adviser seeks to invest in high quality companies it believes have competitive advantages and the ability to redeploy capital at high rates of return or return excess capital to shareholders. The Adviser typically favors companies with rising returns on invested capital, business visibility, strong discretionary cash flow generation and an attractive risk/reward profile. The Adviser generally considers selling an investment when it determines that the holding no longer satisfies its investment criteria.

Under normal market conditions, the Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in securities of medium-sized companies at the time of investment. The Fund’s policy in the foregoing sentence may be changed by the Board without shareholder approval, but no change is anticipated; if the Fund’s policy in the foregoing sentence changes, the Fund will notify shareholders in writing at least 60 days prior to implementation of the change and shareholders should consider whether the Fund remains an appropriate investment in light of the changes. Under current market conditions, the Adviser defines medium-sized companies by reference to those companies represented in the Russell Midcap® Index (which consists of companies in the capitalization range of approximately $228 million to $21 billion as of January 31, 2011). Historically, medium-sized companies have sometimes gone through extended periods when they did not perform as well as larger companies. In addition, equity securities of medium-sized companies generally are less liquid than larger companies. This means that the Fund could have greater difficulty selling such securities at the time and price that the Fund would like.

The Fund emphasizes a growth style of investing. The market values of growth securities may be more volatile than other types of investments. The returns on growth securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Fund’s investments will vary and at times may be lower or higher than that of other types of investments.

The financial markets in general are subject to volatility and may at times, including currently, experience periods of extreme volatility and uncertainty, which may affect all investment securities, including equity securities, debt securities and derivative instruments. The markets for securities in which the Fund may invest may not function properly, which may affect the value of such securities and such securities may become illiquid. New or proposed laws may have an impact on the Fund’s investments and the Adviser is unable to predict what effect, if any, such legislation may have on the Fund.

As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds.

In attempting to meet its investment objective, the Fund may engage in active and frequent trading of portfolio securities.

The Fund invests primarily in common stocks and also may invest in other equity securities as described herein.

Common Stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other class of securities, including such entity’s debt securities, preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stock. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Convertible Securities. A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights typically have a substantially shorter term than do warrants. Rights and warrants may be considered more speculative and less liquid than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. Rights and warrants may lack a secondary market.

REITs. The Fund may invest up to 10% of its total assets in REITs. REITs pool investors’ funds for investment primarily in commercial real estate properties or real-estate related loans. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs. REITs are more susceptible to risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, REITs depend upon specialized management skills, may not be diversified (which may increase the volatility of the REIT’s value), may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the Code). REITs are subject to the risk of failing to qualify for tax-free pass-through of income under the Code. In addition, investments in REITs may involve duplication of management fees and certain other expenses, as the Fund indirectly

3        Invesco Van Kampen V.I. Mid Cap Growth Fund

bears its proportionate share of any expenses paid by REITs in which it invests.

Risks of Investing in Securities of Foreign Issuers. The Fund may invest up to 25% of its total assets in securities of foreign issuers. Securities of foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars. Investments in securities of foreign issuers present certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include fluctuations in foreign currency exchange rates, political, economic or legal developments (including war or other instability, expropriation of assets, nationalization and confiscatory taxation), the imposition of foreign exchange limitations (including currency blockage), withholding taxes on income or capital transactions or other restrictions, higher transaction costs (including higher brokerage, custodial and settlement costs and currency conversion costs) and possible difficulty in enforcing contractual obligations or taking judicial action. Securities of foreign issuers may not be as liquid and may be more volatile than comparable securities of domestic issuers.

In addition, there often is less publicly available information about many foreign issuers, and issuers of foreign securities are subject to different, often less comprehensive, auditing, accounting and financial reporting disclosure requirements than domestic issuers. There is generally less government regulation of exchanges, brokers and listed companies abroad than in the United States and, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries. Because there is usually less supervision and governmental regulation of foreign exchanges, brokers and dealers than there is in the United States, the Fund may experience settlement difficulties or delays not usually encountered in the United States.

Delays in making trades in securities of foreign issuers relating to volume constraints, limitations or restrictions, clearance or settlement procedures, or otherwise could impact returns and result in temporary periods when assets of the Fund are not fully invested or attractive investment opportunities are foregone.

The Fund may invest in securities of issuers determined by the Adviser to be in developing or emerging market countries. Investments in securities of issuers in developing or emerging market countries are subject to greater risks than investments in securities of developed countries since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.

In addition to the increased risks of investing in securities of foreign issuers, there are often increased transaction costs associated with investing in securities of foreign issuers, including the costs incurred in connection with converting currencies, higher foreign brokerage or dealer costs and higher settlement costs or custodial costs.

Since the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, the Fund may be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments in the Fund and the accrued income and appreciation or depreciation of the investments. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets denominated in that currency and the Fund’s return on such assets as well as any temporary uninvested reserves in bank deposits in foreign currencies. In addition, the Fund will incur costs in connection with conversions between various currencies.

The Fund may invest in securities of foreign issuers in the form of depositary receipts. Depositary receipts involve substantially identical risks to those associated with direct investment in securities of foreign issuers. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Derivatives. The Fund may, but is not required to, use various investment strategies for a variety of purposes including hedging, risk management, portfolio management or to earn income. The Fund’s use of derivatives may involve the purchase and sale of options, forwards, futures, options on futures, swaps and other related instruments and techniques. Such derivatives may be based on a variety of underlying instruments, including equity and debt securities, indexes, interest rates, currencies and other assets. Derivatives often have risks similar to the securities underlying the derivative instrument and may have additional risks. The Fund’s use of derivative transactions may also include other instruments, strategies and techniques, including newly developed or permitted instruments, strategies and techniques, consistent with the Fund’s investment objective and applicable regulatory requirements.

A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. The Fund’s use of futures may not always be successful. The prices of futures can be highly volatile, using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. The use of derivative transactions may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The Fund complies with applicable regulatory requirements when implementing derivative transactions, including the segregation of cash and/or liquid securities on the books of the Fund’s custodian, as mandated by SEC rules or SEC staff positions. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, no assurance can be given that the use of derivatives will achieve this result.

Other Investments and Risk Factors
For cash management purposes, the Fund may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn a return on temporarily available cash. Such transactions are considered loans by the Fund and are subject to the risk of default by the other party. The Fund will only enter into such agreements with parties deemed to be creditworthy by the Adviser under guidelines approved by the Board.

The Fund may purchase and sell securities on a when-issued and delayed delivery basis. The Fund accrues no income on such securities until the Fund actually takes delivery of such securities. These transactions are subject to market fluctuation; the value of the securities at delivery may be more or less than their purchase price. The value or yield generally available on comparable securities when delivery occurs may be higher than the value or yield on the securities obtained pursuant to such transactions. Because the Fund relies on the buyer or seller to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. The Fund will engage in when-issued and delayed delivery transactions for the purpose of acquiring securities consistent with the Fund’s investment objective and policies and not for the purpose of investment leverage.

The Fund also may invest in debt securities of various maturities considered investment grade at the time of investment. A subsequent reduction in rating does not require the Fund to dispose of a security. Investment grade securities are securities rated BBB or higher by Standard & Poor’s (S&P) or rated Baa or higher by Moody’s Investors

4        Invesco Van Kampen V.I. Mid Cap Growth Fund

Service, Inc. (Moody’s) or comparably rated by any other nationally recognized statistical rating organization or, if unrated, are considered by the Adviser to be of comparable quality. Securities rated BBB by S&P or Baa by Moody’s are in the lowest of the four investment grade categories and are considered by the rating agencies to be medium-grade obligations which possess speculative characteristics so that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher-rated securities. The market prices of debt securities generally fluctuate inversely with changes in interest rates so that the value of investments in such securities can be expected to decrease as interest rates rise and increase as interest rates fall. The market prices of longer-term debt securities generally tend to fluctuate more in response to changes in interest rates than shorter-term debt securities.

The Fund may invest up to 15% of its net assets in illiquid securities and certain restricted securities. Such securities may be difficult or impossible to sell at the time and the price that the Fund would like. Thus, the Fund may have to sell such securities at a lower price, sell other securities instead to obtain cash or forego other investment opportunities.

The Fund may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities, when the Adviser believes the potential for capital growth has lessened, or for other reasons. The Fund’s portfolio turnover rate may vary from year to year. A high portfolio turnover rate (100% or more) increases a fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact a fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if a fund had lower portfolio turnover. The turnover rate will not be a limiting factor, however, if the Adviser considers portfolio changes appropriate.

Temporary Defensive Strategy. When market conditions dictate a more defensive investment strategy, the Fund may, on a temporary basis, hold cash or invest a portion or all of its assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, prime commercial paper, certificates of deposit, bankers’ acceptances and other obligations of domestic banks, and in investment grade corporate debt securities. Under normal market conditions, the potential for capital growth on these securities will tend to be lower than the potential for capital growth on other securities that may be owned by the Fund. In taking such a defensive position, the Fund would temporarily not be pursuing its principal investment strategies and may not achieve its investment objective.

Active Trading Risk. Frequent trading of portfolio securities results in increased costs and may thereby lower the Fund’s actual return. Frequent trading also may increase short term gains and losses.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (SAI), which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Pending Litigation. Detailed information concerning pending litigation can be found in the SAI.

Adviser Compensation
Advisory Agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

Average Daily Net Assets	% Per Annum

First $500 million	0.75%

Next $500 million	0.70

Over $1 billion	0.65

A discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.

Portfolio Manager
The following individual is primarily responsible for the day-to-day management of the Fund’s portfolio:

■	James Leach, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2011. From 2005 to 2011, he was a portfolio manager with Wells Fargo Management.

More information on the portfolio manager may be found at www.invesco.com/us. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio manager’s investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Sale of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company

5        Invesco Van Kampen V.I. Mid Cap Growth Fund

separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted.

The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders, if Invesco believes the change would be in the best interests of long-term investors.

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

See “Pricing of Shares—Determination of Net Asset Value” for more information.

Risks

There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

6        Invesco Van Kampen V.I. Mid Cap Growth Fund

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, Invesco’s Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, Invesco’s Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from Invesco as described on the back cover of this prospectus.

The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts are generally the shareholders in the Fund (not the variable product owners), all of the tax characteristics of the Fund’s investments flow into the separate accounts. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products.

Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described in the prospectus relating to the Series II shares.

Payments to Insurance Companies
Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources.

Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes

7        Invesco Van Kampen V.I. Mid Cap Growth Fund

referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

In addition to the payments listed above, Invesco may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement between the Fund and Invesco, Invesco is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, Invesco provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and Fund services and communications. Currently, these administrative service payments made by the Fund to Invesco are subject to an annual limit of 0.25% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Lipper VUF Mid-Cap Growth Funds Index is an unmanaged index considered representative of mid-cap growth variable insurance underlying funds tracked by Lipper.

Russell Midcap® Growth Index is an unmanaged index considered representative of mid-cap growth stocks. The Russell Midcap Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.

8        Invesco Van Kampen V.I. Mid Cap Growth Fund

Financial Highlights

The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Series I shares. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund and the predecessor fund (assuming reinvestment of all dividends and distributions).

The information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

	Series I shares
	June 1, 2010
	(Commencement of
	operations) to
	December 31, 2010

Net asset value, beginning of the period	$3.30

Net investment income (loss)(a)	(0.00	)(b)

Net realized and unrealized gain	0.75

Total from investment operations	0.75

Net asset value, end of the period	$4.05

Total return*(c)	22.73%

Net assets at end of the period (in thousands)	$12.3

Ratio of expenses to average net assets*	1.01	%(d)

Ratio of net investment income (loss) to average net assets*	(0.18	)%(d)

Portfolio turnover(e)	105%

* If certain expenses had not been assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	1.12%

Ratio of net investment income (loss) to average net assets	(0.29)%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.01 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $11.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

9        Invesco Van Kampen V.I. Mid Cap Growth Fund

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders will contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, as filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semiannual reports, or Form N-Q, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078, Kansas City, MO 64121-9078

By Telephone:	(800) 959-4246

On the Internet:	You may send us a request by e-mail or download prospectuses, SAIs or annual or semiannual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAI, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco Van Kampen V.I. Mid Cap Growth Fund
SEC 1940 Act file number: 811-07452

invesco.com/us VK-VIMCG-PRO-1

Prospectus	May 2, 2011

Series II shares
Invesco Van Kampen V.I. Mid Cap Growth Fund

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco Van Kampen V.I. Mid Cap Growth Fund’s investment objective is to seek capital growth.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective(s), Strategies, Risks and Portfolio Holdings	3

Fund Management	5
The Adviser(s)	5
Adviser Compensation	5
Portfolio Manager	5

Other Information	5
Purchase and Sale of Shares	5
Excessive Short-Term Trading Activity Disclosure	6
Pricing of Shares	6
Taxes	7
Distributions	7
Dividends	7
Capital Gains Distributions	7
Share Classes	7
Distribution Plan	7
Payments to Insurance Companies	8

Benchmark Descriptions	8

Financial Highlights	9

Obtaining Additional Information	Back Cover

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.

Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco Van Kampen V.I. Mid Cap Growth Fund

Fund Summary

Investment Objective
The Fund’s investment objective is to seek capital growth.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems an interest in an insurance company separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Series II shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

“N/A” in the above table means “not applicable.”

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Series II shares

Management Fees	0.75%

Distribution and/or Service (12b-1) Fees	0.25

Other Expenses[1]	0.46

Total Annual Fund Operating Expenses[1]	1.46

Fee Waiver and/or Expense Reimbursement[2]	0.20

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.26

1	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series II shares to 1.26% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series II shares	$128	$442	$778	$1,729

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Van Kampen Life Investment Trust Mid Cap Growth Portfolio (the predecessor fund) and the Fund for the most recent fiscal year was 105% of the average value of the portfolio.

Principal Investment Strategies of the Fund
Under normal market conditions, Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser, seeks to achieve the Fund’s investment objective by investing primarily in common stocks and other equity securities of medium-sized companies that are considered by the Adviser to have strong earnings growth. Under normal market conditions, the Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in securities of medium-sized companies at the time of investment. Under current market conditions, the Adviser defines medium-sized companies by reference to those companies represented in the Russell Midcap® Index (which consists of companies in the capitalization range of approximately $228 million to $21 billion as of January 31, 2011). Other equity securities in which the Fund may invest are preferred stocks, convertible securities and rights and warrants to purchase common stock. The Adviser seeks to invest in high quality companies it believes have competitive advantages and the ability to redeploy capital at high rates of return or return excess capital to shareholders. The Adviser typically favors companies with rising returns on invested capital, business visibility, strong discretionary cash flow generation and an attractive risk/reward profile. The Adviser generally considers selling an investment when it determines that the holding no longer satisfies its investment criteria.

The Fund may invest up to 25% of its total assets in securities of foreign issuers and may invest up to 10% of its total assets in real estate investment trusts (REITs). The Fund may purchase and sell options, futures contracts and options on futures contracts, which are derivative instruments, for various portfolio management purposes and to mitigate risks. In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.

The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during time of significant market volatility. The principal risks of investing in the Fund are:

Market Risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. Investments in common stocks and other equity securities generally are affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply. Convertible securities have risks associated with both common stocks and debt securities. Investments in debt securities are generally affected by changes in the interest rates and creditworthiness of the issuer. The price of such securities tend to fall as interest rates rise, and such declines tend to be greater for securities with longer maturities. The creditworthiness of the issuer may affect the issuer’s ability to make timely payments of interest and principal.

Risks of Medium-Sized Companies. Medium-sized companies often have less predictable earnings and more limited product lines, markets, distribution channels or financial resources. The market movements of equity securities of medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general. Historically,

1        Invesco Van Kampen V.I. Mid Cap Growth Fund

medium-sized companies have sometimes gone through extended periods when they did not perform as well as larger companies. In addition, equity securities of medium-sized companies generally are less liquid than larger companies. This means that the Fund could have greater difficulty selling such securities at the time and price that the Fund would like.

Growth Investing Risk. Investments in growth-oriented equity securities may have above-average volatility of price movement. The returns on growth securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Fund’s investments will vary and at times may be lower or higher than that of other types of investments.

Foreign Risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

Futures Risk. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events.

Options Risk. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Risks of Investing in REITs. Investing in REITs makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and other expenses. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

Risks of Derivatives. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the instruments may not be liquid.

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower result in a lower return and increased tax liability.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the predecessor fund’s performance to that of a broad-based securities market benchmark, a style-specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s and the predecessor fund’s past performance is not necessarily an indication of its future performance.

The returns shown for periods prior to June 1, 2010 are those of the Class II shares of the predecessor fund, which are not offered by the Fund. The predecessor fund was advised by Van Kampen Asset Management. The predecessor fund was reorganized into Series II shares of the Fund on June 1, 2010. Series II shares’ returns will be different from the predecessor fund as they have different expenses.

All performance shown assumes the reinvestment of dividends and capital gains.

Series I shares are not offered by this prospectus. The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns

Best Quarter (ended June 30, 2009): 25.00%
Worst Quarter (ended March 31, 2001): (27.87)%

Average Annual Total Returns (for the periods ended December 31, 2010)

	1	5	10
	Year	Years	Years

Series II: Inception (09/25/00)	27.27%	5.48%	(0.38)%

S&P 500® Index (reflects no deductions for fees, expenses or taxes)[1]	15.08	2.29	1.42

Russell Midcap® Growth Index (reflects no deductions for fees, expenses or taxes)[1]	26.38	4.88	3.12

Lipper VUF Mid-Cap Growth Funds Index[1]	27.62	5.70	2.00

1	The Fund has elected to include three benchmark indices: the S&P 500® Index, the Russell Midcap® Growth Index and the Lipper VUF Mid-Cap Growth Funds Index. The Fund has elected to use the S&P 500® Index as its broad-based benchmark instead of the Russell Midcap® Growth Index to provide investors a broad proxy for the U.S. market. The Russell Midcap® Growth Index is the style-specific benchmark and is the proxy that most appropriately reflects the Fund’s investment process. The Lipper VUF Mid-Cap Growth Funds Index has been added as peer group benchmark.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

Portfolio Manager	Title	Length of Service on the Fund

James Leach	Portfolio Manager	2011

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Sale of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

2        Invesco Van Kampen V.I. Mid Cap Growth Fund

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Investment Objective
The Fund’s investment objective is to seek capital growth. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

Principal Investment Strategies and Risks
The Adviser seeks to achieve the Fund’s investment objective by investing primarily in common stocks and other equity securities of medium-sized companies that the Adviser believes have long-term growth potential. Other equity securities in which the Fund may invest are preferred stocks, convertible securities and rights and warrants to purchase common stock. The Adviser seeks to invest in high quality companies it believes have competitive advantages and the ability to redeploy capital at high rates of return or return excess capital to shareholders. The Adviser typically favors companies with rising returns on invested capital, business visibility, strong discretionary cash flow generation and an attractive risk/reward profile. The Adviser generally considers selling an investment when it determines that the holding no longer satisfies its investment criteria.

Under normal market conditions, the Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in securities of medium-sized companies at the time of investment. The Fund’s policy in the foregoing sentence may be changed by the Fund’s Board without shareholder approval, but no change is anticipated; if the Fund’s policy in the foregoing sentence changes, the Fund will notify shareholders in writing at least 60 days prior to implementation of the change and shareholders should consider whether the Fund remains an appropriate investment in light of the changes. Under current market conditions, the Adviser defines medium-sized companies by reference to those companies represented in the Russell Midcap® Index (which consists of companies in the capitalization range of approximately $228 million to $21 billion as of January 31, 2011). Historically, medium-sized companies have sometimes gone through extended periods when they did not perform as well as larger companies. In addition, equity securities of medium-sized companies generally are less liquid than larger companies. This means that the Fund could have greater difficulty selling such securities at the time and price that the Fund would like.

The Fund emphasizes a growth style of investing. The market values of growth securities may be more volatile than other types of investments. The returns on growth securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Fund’s investments will vary and at times may be lower or higher than that of other types of investments.

The financial markets in general are subject to volatility and may at times, including currently, experience periods of extreme volatility and uncertainty, which may affect all investment securities, including equity securities, debt securities and derivative instruments. The markets for securities in which the Fund may invest may not function properly, which may affect the value of such securities and such securities may become illiquid. New or proposed laws may have an impact on the Fund’s investments and the Adviser is unable to predict what effect, if any, such legislation may have on the Fund.

As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds.

The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

The Fund invests primarily in common stocks and also may invest in other equity securities as described herein.

Common Stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other class of securities, including such entity’s debt securities, preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stock. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Convertible Securities. A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights typically have a substantially shorter term than do warrants. Rights and warrants may be considered more speculative and less liquid than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. Rights and warrants may lack a secondary market.

REITs. The Fund may invest up to 10% of its total assets in REITs. REITs pool investors’ funds for investment primarily in commercial real estate properties or real-estate related loans. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs. REITs are more susceptible to risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, REITs depend upon specialized management skills, may not be diversified (which may increase the volatility of the REIT’s value), may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the Code). REITs are subject to the risk of failing to qualify for tax-free pass-through of income under the Code. In addition, investments in REITs may involve duplication of management fees and certain other expenses, as the Fund indirectly

3        Invesco Van Kampen V.I. Mid Cap Growth Fund

bears its proportionate share of any expenses paid by REITs in which it invests.

Risks of Investing in Securities of Foreign Issuers. The Fund may invest up to 25% of its total assets in securities of foreign issuers. Securities of foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars. Investments in securities of foreign issuers present certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include fluctuations in foreign currency exchange rates, political, economic or legal developments (including war or other instability, expropriation of assets, nationalization and confiscatory taxation), the imposition of foreign exchange limitations (including currency blockage), withholding taxes on income or capital transactions or other restrictions, higher transaction costs (including higher brokerage, custodial and settlement costs and currency conversion costs) and possible difficulty in enforcing contractual obligations or taking judicial action. Securities of foreign issuers may not be as liquid and may be more volatile than comparable securities of domestic issuers.

In addition, there often is less publicly available information about many foreign issuers, and issuers of foreign securities are subject to different, often less comprehensive, auditing, accounting and financial reporting disclosure requirements than domestic issuers. There is generally less government regulation of exchanges, brokers and listed companies abroad than in the United States and, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries. Because there is usually less supervision and governmental regulation of foreign exchanges, brokers and dealers than there is in the United States, the Fund may experience settlement difficulties or delays not usually encountered in the United States.

Delays in making trades in securities of foreign issuers relating to volume constraints, limitations or restrictions, clearance or settlement procedures, or otherwise could impact returns and result in temporary periods when assets of the Fund are not fully invested or attractive investment opportunities are foregone.

The Fund may invest in securities of issuers determined by the Adviser to be in developing or emerging market countries. Investments in securities of issuers in developing or emerging market countries are subject to greater risks than investments in securities of developed countries since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.

In addition to the increased risks of investing in securities of foreign issuers, there are often increased transaction costs associated with investing in securities of foreign issuers, including the costs incurred in connection with converting currencies, higher foreign brokerage or dealer costs and higher settlement costs or custodial costs.

Since the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, the Fund may be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments in the Fund and the accrued income and appreciation or depreciation of the investments. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets denominated in that currency and the Fund’s return on such assets as well as any temporary uninvested reserves in bank deposits in foreign currencies. In addition, the Fund will incur costs in connection with conversions between various currencies.

The Fund may invest in securities of foreign issuers in the form of depositary receipts. Depositary receipts involve substantially identical risks to those associated with direct investment in securities of foreign issuers. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Derivatives. The Fund may, but is not required to, use various investment strategies for a variety of purposes including hedging, risk management, portfolio management or to earn income. The Fund’s use of derivatives may involve the purchase and sale of options, forwards, futures, options on futures, swaps and other related instruments and techniques. Such derivatives may be based on a variety of underlying instruments, including equity and debt securities, indexes, interest rates, currencies and other assets. Derivatives often have risks similar to the securities underlying the derivative instrument and may have additional risks. The Fund’s use of derivative transactions may also include other instruments, strategies and techniques, including newly developed or permitted instruments, strategies and techniques, consistent with the Fund’s investment objective and applicable regulatory requirements.

A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. The Fund’s use of futures may not always be successful. The prices of futures can be highly volatile, using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. The use of derivative transactions may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The Fund complies with applicable regulatory requirements when implementing derivative transactions, including the segregation of cash and/or liquid securities on the books of the Fund’s custodian, as mandated by SEC rules or SEC staff positions. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, no assurance can be given that the use of derivatives will achieve this result.

Other Investments and Risk Factors
For cash management purposes, the Fund may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn a return on temporarily available cash. Such transactions are considered loans by the Fund and are subject to the risk of default by the other party. The Fund will only enter into such agreements with parties deemed to be creditworthy by the Adviser under guidelines approved by the Board.

The Fund may purchase and sell securities on a when-issued and delayed delivery basis. The Fund accrues no income on such securities until the Fund actually takes delivery of such securities. These transactions are subject to market fluctuation; the value of the securities at delivery may be more or less than their purchase price. The value or yield generally available on comparable securities when delivery occurs may be higher than the value or yield on the securities obtained pursuant to such transactions. Because the Fund relies on the buyer or seller to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. The Fund will engage in when-issued and delayed delivery transactions for the purpose of acquiring securities consistent with the Fund’s investment objective and policies and not for the purpose of investment leverage.

The Fund also may invest in debt securities of various maturities considered investment grade at the time of investment. A subsequent reduction in rating does not require the Fund to dispose of a security. Investment grade securities are securities rated BBB or higher by Standard & Poor’s (S&P) or rated Baa or higher by Moody’s Investors

4        Invesco Van Kampen V.I. Mid Cap Growth Fund

Service, Inc. (Moody’s) or comparably rated by any other nationally recognized statistical rating organization or, if unrated, are considered by the Adviser to be of comparable quality. Securities rated BBB by S&P or Baa by Moody’s are in the lowest of the four investment grade categories and are considered by the rating agencies to be medium-grade obligations which possess speculative characteristics so that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher-rated securities. The market prices of debt securities generally fluctuate inversely with changes in interest rates so that the value of investments in such securities can be expected to decrease as interest rates rise and increase as interest rates fall. The market prices of longer-term debt securities generally tend to fluctuate more in response to changes in interest rates than shorter-term debt securities.

The Fund may invest up to 15% of its net assets in illiquid securities and certain restricted securities. Such securities may be difficult or impossible to sell at the time and the price that the Fund would like. Thus, the Fund may have to sell such securities at a lower price, sell other securities instead to obtain cash or forego other investment opportunities.

The Fund may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities, when the Adviser believes the potential for capital growth has lessened, or for other reasons. The Fund’s portfolio turnover rate may vary from year to year. A high portfolio turnover rate (100% or more) increases a fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact a fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if a fund had lower portfolio turnover. The turnover rate will not be a limiting factor, however, if the Adviser considers portfolio changes appropriate.

Temporary Defensive Strategy. When market conditions dictate a more defensive investment strategy, the Fund may, on a temporary basis, hold cash or invest a portion or all of its assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, prime commercial paper, certificates of deposit, bankers’ acceptances and other obligations of domestic banks, and in investment grade corporate debt securities. Under normal market conditions, the potential for capital growth on these securities will tend to be lower than the potential for capital growth on other securities that may be owned by the Fund. In taking such a defensive position, the Fund would temporarily not be pursuing its principal investment strategies and may not achieve its investment objective.

Active Trading Risk. Frequent trading of portfolio securities results in increased costs and may thereby lower the Fund’s actual return. Frequent trading also may increase short term gains and losses.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (SAI), which is available at www.invesco.com/us

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Pending Litigation. Detailed information concerning pending litigation can be found in the SAI.

Adviser Compensation
Advisory Agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

Average Daily Net Assets	% Per Annum

First $500 million	0.75%

Next $500 million	0.70

Over $1 billion	0.65

A discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.

Portfolio Manager
The following individual is primarily responsible for the day-to-day management of the Fund’s portfolio:

■	James Leach, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2011. From 2005 to 2011, he was a portfolio manager with Wells Fargo Management.

More information on the portfolio manager may be found at www.invesco.com/us. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio manager’s investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Sale of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

5        Invesco Van Kampen V.I. Mid Cap Growth Fund

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted.

The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders, if Invesco believes the change would be in the best interests of long-term investors.

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

See “Pricing of Shares—Determination of Net Asset Value” for more information.

Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take

6        Invesco Van Kampen V.I. Mid Cap Growth Fund

advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, Invesco’s Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflect of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, Invesco’s Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities: The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options: Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements: Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds: To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from Invesco as described on the back cover of this prospectus.

The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts are generally the shareholders in the Fund (not the variable product owners), all of the tax characteristics of the Fund’s investments flow into the separate accounts. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products.

Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” which is described in this prospectus.

Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1” plan for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing

7        Invesco Van Kampen V.I. Mid Cap Growth Fund

basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources.

Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

In addition to the payments listed above, Invesco may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement between the Fund and Invesco, Invesco is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, Invesco provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and Fund services and communications. Currently, these administrative service payments made by the Fund to Invesco are subject to an annual limit of 0.25% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Lipper VUF Mid-Cap Growth Funds Index is an unmanaged index considered representative of mid-cap growth variable insurance underlying funds tracked by Lipper.

Russell Midcap® Growth Index is an unmanaged index considered representative of mid-cap growth stocks. The Russell Midcap Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.

8        Invesco Van Kampen V.I. Mid Cap Growth Fund

Financial Highlights

The financial highlights show the Fund’s and the predecessor fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. The Fund has the same investment objective and similar investment policies as the predecessor fund. Certain information reflects financial results for a single Fund or predecessor fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund and the predecessor fund (assuming reinvestment of all dividends and distributions).

The information for the fiscal year ended after June 1, 2010 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request. The information for the fiscal years ended prior to June 1, 2010 has been audited by the auditor to the predecessor fund.

	Series II sharesˆ
	Years ended December 31,
	2010		2009		2008		2007		2006

Net asset value, beginning of the period	$3.19		$2.04		$5.72		$5.24		$5.40

Net investment income (loss)(a)	(0.02)		(0.01)		(0.02)		(0.02)		(0.03)

Net realized and unrealized gain (loss)	0.89		1.16		(2.01)		0.88		0.31

Total from investment operations	0.87		1.15		(2.03)		0.86		0.28

Less distributions from capital gains	-0-		-0-		1.65		0.38		0.44

Net asset value, end of the period	$4.06		$3.19		$2.04		$5.72		$5.24

Total return*	27.27	%(b)	56.37	%(c)	(46.83	)%(c)	17.60	%(c)	4.92	%(c)

Net assets at end of the period (in millions)	$79.5		$45.5		$22.6		$43.3		$42.5

Ratio of expenses to average net assets*	1.26	%(d)	1.26%		1.26%		1.26%		1.26%

Ratio of net investment income (loss) to average net assets*	(0.53	)%(d)	(0.36)%		(0.66)%		(0.37)%		(0.61)%

Portfolio turnover(e)	105%		42%		42%		201%		154%

* If certain expenses had not been assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	1.37%		1.52%		1.61%		1.39%		1.45%

Ratio of net investment income (loss) to average net assets	(0.64)%		(0.62)%		(1.01)%		(0.51)%		(0.80)%

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	These returns include combined Rule 12b-1 fees and service fees of up to 0.25%.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $62,357.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.
ˆ	On June 1, 2010, the Class II shares of the predecessor fund were reorganized into Series II shares of the Fund.

9        Invesco Van Kampen V.I. Mid Cap Growth Fund

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders will contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, as filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semiannual reports, or Form N-Q, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078, Kansas City, MO 64121-9078

By Telephone:	(800) 959-4246

On the Internet	You can send us a request by e-mail or download prospectuses, SAIs, annual or semiannual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAI, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco Van Kampen V.I. Mid Cap Growth Fund
SEC 1940 Act file number: 811-07452

invesco.com/us VK-VIMCG-PRO-2

AVIF-PXY

Part B
STATEMENT OF ADDITIONAL INFORMATION
January 18, 2012
To the
Registration Statement on Form N-14 Filed by:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
On behalf of:
Invesco Van Kampen V.I. Capital Growth Fund
Invesco Van Kampen V.I. Mid Cap Growth Fund
11 Greenway Plaza, Suite 2500
Houston, Texas 77046-1173
(800) 410-4246
Relating to the April 2, 2012 Joint Special Meeting of
Shareholders of the following Invesco Funds:
Invesco V.I. Leisure Fund
Invesco V.I. Capital Appreciation Fund
Invesco V.I. Capital Development Fund
This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Joint Proxy Statement/Prospectus dated January 18, 2012 (the “Proxy Statement/Prospectus”) relating specifically to the Joint Special Meeting of Shareholders of each of the above-listed mutual funds to be held on April 2, 2012. Copies of the Proxy Statement/Prospectus may be obtained at no charge by writing to Invesco Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739, or by calling (800) 410-4246. You can also access this information at www.invesco.com/proxy.

Page
General Information	1
Incorporation by Reference	1
Pro Forma Financial Information	2

General Information
This Statement of Additional Information relates to (a) the proposed acquisition of all of the assets and assumption of all liabilities of each “Target Fund,” as identified below, by the corresponding “Acquiring Fund,” in exchange for shares of the corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (each, a “Reorganization” and collectively, the “Reorganizations”). Further information is included in the Proxy Statement/Prospectus and in the documents, listed below, that are incorporated by reference into this Statement of Additional Information. Each Acquiring Fund and each Target Fund is a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Target Funds:	Corresponding Acquiring Funds:
Invesco V.I. Leisure Fund

Invesco V.I. Capital Appreciation Fund	Invesco Van Kampen V.I. Capital Growth Fund

Invesco V.I. Capital Development Fund	Invesco Van Kampen V.I. Mid Cap Growth Fund
Incorporation of Documents by Reference into the Statement of Additional Information
This Statement of Additional Information incorporates by reference the following documents, which have been filed with the Securities and Exchange Commission and will be sent to any shareholder requesting this Statement of Additional Information:
1.	Statement of Additional Information dated May 2, 2011, for AIM Variable Insurance Funds (Invesco Variable Insurance Funds) with respect to Invesco V.I. Leisure Fund, Invesco V.I. Capital Appreciation Fund and Invesco V.I. Capital Development Fund (filed via EDGAR on April 28, 2011, Accession No. 0000950123-11-041079) (“SAI I”).

2.	Supplement dated August 31, 2011 to SAI I (filed via EDGAR on August 31, 2011, Accession No. 0000950123-11-081746).

3.	Statement of Additional Information dated May 2, 2011, for AIM Variable Insurance Funds (Invesco Variable Insurance Funds) with respect to Invesco Van Kampen V.I. Capital Growth Fund and Invesco Van Kampen V.I. Mid Cap Growth Fund (filed via EDGAR on April 28, 2011, Accession No. 0000950123-11-041079).

4.	The unaudited financial statements included in the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2011, with respect to Invesco V.I. Leisure Fund, Invesco V.I. Capital Appreciation Fund, Invesco V.I. Capital Development Fund, Invesco Van Kampen V.I. Capital Growth Fund and Invesco Van Kampen V.I. Mid Cap Growth Fund (filed via EDGAR on August 25, 2011, Accession No. 0000950123-11-079973).

5.	The audited financial statements and related report of the independent public accounting firm included in the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Annual Report to Shareholders for the fiscal year ended December 31, 2010, with respect to Invesco V.I. Leisure Fund, Invesco V.I. Capital Appreciation Fund, Invesco V.I. Capital Development Fund, Invesco Van Kampen V.I. Capital Growth Fund and Invesco Van Kampen V.I. Mid Cap Growth Fund (filed via EDGAR on February 25, 2011, Accession No. 0000950123-11-018617).

1

Pro Forma Financial Information
Pro Forma Financial Information
Invesco V.I. Capital Appreciation Fund and Invesco V.I. Leisure Fund into
Invesco Van Kampen V.I. Capital Growth Fund
The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if all of the Reorganizations had been consummated. These pro forma numbers have been estimated in good faith based on information regarding each Target Fund and the Acquiring Fund, each as identified below, for the twelve month period ended June 30, 2011. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Funds and the Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.
Narrative Description of the Pro Forma Effects of the Reorganizations
Note 1 — Reorganizations
The unaudited pro forma information has been prepared to give effect to the proposed Reorganization of each Target Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Plan”) as of the beginning of the period as indicated below in the table. No Reorganization is contingent upon any other Reorganization.

12 Month
Target Funds	Acquiring Fund	Period Ended
Invesco V.I. Capital Appreciation Fund Invesco V.I. Leisure Fund	Invesco Van Kampen V.I. Capital Growth Fund	June 30, 2011
Basis of Pro Forma
Each reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the Reorganizations. Each Target Fund and the Acquiring Fund are series of a registered open-end management investment company that issues its shares in separate series. Each Reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to Target Fund shareholders in complete liquidation of the Target Fund. The table below shows the class and shares that Target Fund shareholders would have received if the Reorganizations were to have taken place on June 30, 2011.

	Shares Exchanged
	Invesco
	V.I. Capital	Invesco
	Appreciation	V.I. Leisure
Target Funds Share Class	Fund	Fund	Acquiring Fund Share Class
Series I	13,129,527	559,947	Series I
Series II	5,094,179	8,911	Series II
Under accounting principles generally accepted in the United States of America (“GAAP”), the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated. All securities held by a Target Fund comply with investment objectives, strategies and restrictions of the Acquiring Fund at June 30, 2011.

2

Note 2 — Net Assets
The table below shows the net assets of the Target Funds and the Acquiring Fund and pro forma combined net assets, assuming all Reorganizations are completed, as of the dates indicated.

Fund	Net Assets	As-of Date
Invesco V.I. Capital Appreciation Fund (Target Fund)	$654,146,297	June 30, 2011
Invesco V.I. Leisure Fund (Target Fund)	20,500,521	June 30, 2011
Invesco Van Kampen V.I. Capital Growth Fund (Acquiring Fund)	265,464,143	June 30, 2011
Invesco Van Kampen V.I. Capital Growth Fund (Pro Forma Combined)	$940,110,961	June 30, 2011
Note 3 — Pro Forma Adjustments
The table below reflects adjustments to expenses needed to the pro forma combined Fund as if the Reorganizations had taken place on the first day of the period as disclosed in Note 1. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Funds and the Acquiring Fund and has been prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Increase (decrease) in
Expense Category	expense
Advisory fees (1)	$231,198
Administrative services fees (2)	(49,160)
Reports to shareholders fees (3)	(14,929)
Professional fees (4)	(61,320)
Trustees’ and officers’ fees and benefits (5)	(33,960)

(1)	Under the terms of the investment advisory contract of the Acquiring Fund, the advisory fees have been adjusted to reflect the advisory fee rates in effect for the Acquiring Fund based on pro forma combined net assets. Upon closing of the Reorganizations, the Adviser has contractually agreed through at least June 30, 2014, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) of Series I and Series II shares to 0.90% and 1.15% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

(2)	Administrative services fees were adjusted to eliminate the duplicative costs of administering three funds pursuant to the master administrative services agreement for the Target Funds and the Acquiring Fund.

(3)	Reports to shareholders fees were reduced to adjust for the duplicative fixed costs of production and typesetting costs.

(4)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.

(5)	Trustees’ and officers’ fees and benefits were reduced to eliminate the effects of duplicative fixed costs of retainer and meeting fees.
No significant accounting policies will change as a result of the Reorganizations, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.

3

Note 4 — Security Valuation Policy
Securities, including restricted securities, are valued according to the following policy:
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the

4

Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Note 5 — Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
During the twelve months ended June 30, 2011, there were no significant transfers between investment levels.

		Level 1	Level 2	Level 3	Total
Invesco V.I. Capital Appreciation Fund (Target Fund)	Equity Securities	$666,005,970	$—	$—	$666,005,970
Invesco V.I. Leisure Fund (Target Fund)	Equity Securities	20,477,169	348,306	—	20,825,475
Invesco Van Kampen V.I. Capital Growth Fund (Acquiring Fund)	Equity Securities	264,710,059	—	—	264,710,059
Invesco Van Kampen V.I. Capital Growth Fund (Pro Forma Combined)	Equity Securities	$951,193,198	$348,306	$—	$951,541,504
Note 6 — Reorganization Costs
Each Target Fund is expected to incur an estimated $80,000 in Reorganization costs. These costs represent the estimated non-recurring expense of each Target Fund carrying out its obligations under the Plan and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed

5

Reorganization. Invesco will bear 100% of these costs for each Target Fund. The Acquiring Fund is expected to incur approximately $30,000 of expenses in connection with each Reorganization and Invesco will bear 100% of these costs and expenses. The pro forma financial information has not been adjusted for any costs related to the Reorganizations.
Note 7 — Accounting Survivor
The Acquiring Fund has been determined to be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition strategies, investment objective, expense structure and policies and restrictions of the Acquiring Fund.
Note 8 — Tax Information
Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, a Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.
At December 31, 2010, Target Fund — Invesco V.I. Capital Appreciation Fund had a capital loss carryforward of approximately $284,690,766 and Target Fund — Invesco V.I. Leisure Fund had a capital loss carryforward of approximately $4,070,110. At December 31, 2010, Acquiring Fund - Invesco Van Kampen V.I. Capital Growth Fund had a capital loss carryforward of approximately $33,999,632. For additional information regarding capital loss limitations, please see the section entitled “Federal Income Tax Considerations” in the Proxy Statement/Prospectus filed on Form N-14 with the Securities and Exchange Commission.
Pro Forma Financial Information
Invesco V.I. Capital Development Fund into Invesco Van Kampen V.I. Mid Cap Growth Fund
The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and the Acquiring Fund, each as identified below, for the twelve month period ended June 30, 2011. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.
Narrative Description of the Pro Forma Effects of the Reorganization
Note 1 — Reorganization
The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Target Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Plan”) as of the beginning of the period as indicated below in the table.

12 Month Period
Target Fund	Acquiring Fund	Ended
Invesco V.I. Capital Development Fund	Invesco Van Kampen V.I. Mid Cap Growth Fund	June 30, 2011

6

Basis of Pro Forma
The Reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the Reorganization. The Target Fund and the Acquiring Fund are both series of a registered open-end management investment company that issues its shares in separate series. The Reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to Target Fund shareholders in complete liquidation of the Target Fund. The table below shows the class and shares that Target Fund shareholders would have received if the Reorganization were to have taken place on June 30, 2011.

	Shares
Target Fund Share Class	Exchanged	Acquiring Fund Share Class
Series I	35,012,561	Series I
Series II	24,286,954	Series II
Under accounting principles generally accepted in the United States of America (“GAAP”), the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated. All securities held by the Target Fund comply with investment objectives, strategies and restrictions of the Acquiring Fund at June 30, 2011.
Note 2 — Net Assets
The table below shows the net assets of the Target Fund and the Acquiring Fund and pro forma combined net assets as of the dates indicated.

Fund	Net Assets	As-of Date
Invesco V.I. Capital Development Fund (Target Fund)	$257,335,539	June 30, 2011
Invesco Van Kampen V.I. Mid Cap Growth Fund (Acquiring Fund)	79,829,376	June 30, 2011
Invesco Van Kampen V.I. Mid Cap Growth Fund (Pro Forma Combined)	$337,164,915	June 30, 2011
Note 3 — Pro Forma Adjustments
The table below reflects adjustments to expenses needed to the pro forma combined Fund as if the Reorganization had taken place on the first day of the period as disclosed in Note 1. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Acquiring Fund and has been prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Expense Category	Increase (decrease) in expense
Advisory fees (1)	$3,194
Administrative services fees (2)	(33,541)
Reports to shareholders fees (3)	14,270
Professional fees (4)	(28,300)
Trustees’ and officers’ fees and benefits (5)	(13,500)
Fee waiver and/or expense reimbursements (1)	112,467

(1)	Under the terms of the investment advisory contract of the Acquiring Fund, the advisory fees have been adjusted to reflect the advisory fee rates in effect for the Acquiring Fund based on pro forma combined net assets. Correspondingly, advisory fee waivers have been adjusted to reflect the contractual agreement by Invesco Advisers, Inc., the Acquiring Fund’s investment adviser (the “Adviser”), to waive advisory fees and/or reimburse expenses through at least June 30, 2014 as part of the contractual expense limitation agreement of the Acquiring Fund. Upon closing of the Reorganization, the Adviser for the Acquiring Fund has contractually agreed through at least June 30, 2014, to waive advisory fees and/or reimburse expenses to the extent necessary

7

to limit total annual fund operating expenses (excluding certain items discussed below) of Series I and Series II shares to 1.09% and 1.34% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

(2)	Administrative services fees were adjusted to eliminate the duplicative costs of administering two funds pursuant to the master administrative services agreement for the Target Fund and the Acquiring Fund.

(3)	Reports to shareholders fees have been adjusted to reflect the current expenses of the Acquiring Fund.

(4)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.

(5)	Trustees’ and officers’ fees and benefits were reduced to eliminate the effects of duplicative fixed costs of retainer and meeting fees.
No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.
Note 4 — Security Valuation Policy
Securities, including restricted securities, are valued according to the following policy:
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the

8

event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Note 5 — Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
During the twelve months ended June 30, 2011, there were no significant transfers between investment levels.

9

		Level 1	Level 2	Level 3	Total
Invesco V.I. Capital Development Fund (Target Fund)	Equity Securities	$251,576,564	$2,135,259	$—	$253,711,823
Invesco Van Kampen V.I. Mid Cap Growth Fund (Acquiring Fund)	Equity Securities	78,930,226	—	—	78,930,226
Invesco Van Kampen V.I. Mid Cap Growth Fund (Pro Forma Combined)	Equity Securities	$330,506,790	$2,135,259	$—	$332,642,049
Note 6 — Reorganization Costs
The Target Fund is expected to incur an estimated $80,000 in Reorganization costs. These costs represent the estimated non-recurring expense of the Target Fund carrying out its obligations under the Plan and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed Reorganization. Invesco will bear 100% of these costs for the Target Fund. The Acquiring Fund is expected to incur approximately $30,000 of expenses in connection with the Reorganization and will bear 100% of these costs and expenses. The pro forma financial information has not been adjusted for any costs related to the Reorganization.
Note 7 — Accounting Survivor
The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition strategies, investment objective, expense structure and policies/restrictions of the Acquiring Fund.
Note 8 — Tax Information
Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, a Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.
At December 31, 2010 the Target Fund had a capital loss carryforward of approximately $53,234,992. At December 31, 2010 the Acquiring Fund had a capital loss carryforward of approximately $1,976,558. For additional information regarding capital loss limitations, please see the section entitled “Federal Income Tax Considerations” in the Proxy Statement/Prospectus filed on Form N-14 with the Securities and Exchange Commission.

10

EVERY SHAREHOLDER’S VOTE IS IMPORTANT
EASY VOTING OPTIONS:
VOTE ON THE INTERNET Log on to: www.proxy-direct.com
Follow the on-screen instructions available 24 hours
VOTE BY TELEPHONE Call 1-800-337-3503 Follow the recorded instructions available 24 hours
VOTE BY MAIL Vote, sign and date your Proxy Card and return it in the postage-paid envelope
Invesco V.I. Capital Appreciation Fund (the “Target Fund”) Invesco V.I. Capital Development Fund (the “Target Fund”)
Invesco V.I. Leisure Fund (the “Target Fund”)
Please detach at perforation before mailing.
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (the “Trust”) PROXY SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES (the “Board”)
PROXY FOR THE JOINT SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON APRIL 2, 2012
The undersigned hereby appoints Philip A. Taylor, John M. Zerr and Sheri Morris, and any one of them separately, proxies with full power of substitution in each, and hereby authorizes them to represent and to vote, as designated on the reverse of this proxy card, at the Joint Special Meeting of Shareholders on April 2, 2012, at 3:00 p.m., Central time, and at any adjournment or postponement thereof, all of the shares of the Target Fund(s) which the undersigned would be entitled to vote if personally present. IF THIS PROXY IS SIGNED AND RETURNED WITH NO CHOICE INDICATED, THE SHARES WILL BE VOTED “FOR” THE APPROVAL OF THE PROPOSAL.
NOTE: If you vote by telephone or on the Internet, please do NOT return your proxy card.
VOTE VIA THE INTERNET: www.proxy-direct.com
VOTE VIA THE TELEPHONE: 1-800-337-3503
NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS PROXY CARD. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such. If a corporation, limited liability company, or partnership, please sign in full entity name and indicate the signer’s position with the entity.
Signature
Signature
Date INV_23181_011812
PLEASE VOTE, SIGN AND DATE THIS PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE.

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!
Important Notice Regarding the Availability of Proxy Materials for the Joint Special Meeting of Shareholders to Be Held on April 2, 2012. The Proxy Statement is available at: https://www.proxy-direct.com/inv23181
YOU MAY RECEIVE MULTIPLE PROXY KITS IN SEPARATE ENVELOPES OR SEVERAL CARDS WITHIN ONE ENVELOPE. IT IS IMPORTANT THAT YOU RECORD A SEPARATE VOTE FOR EACH PROXY CARD.
Please detach at perforation before mailing.
THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD. THE BOARD RECOMMENDS VOTING “FOR” THE PROPOSAL.
TO VOTE, MARK BLOCK(S) BELOW IN BLUE OR BLACK INK. Example:
To vote in accordance with the Board recommendations mark this box. No other vote is necessary.
1. To approve an Agreement and Plan of Reorganization between each Target Fund and the corresponding Acquiring Fund, each a series of the Trust, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the corresponding Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund.
FOR AGAINST ABSTAIN FOR AGAINST ABSTAIN Invesco V.I. Capital Appreciation Fund Invesco V.I. Capital Development Fund
Invesco V.I. Leisure Fund
PROXIES ARE AUTHORIZED TO VOTE, IN THEIR DISCRETION, UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT OR POSTPONEMENT THEREOF.
PLEASE VOTE, SIGN AND DATE THIS PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE. INV23181011812

EVERY CONTRACT OWNER’S VOTE IS IMPORTANT
EASY VOTING OPTIONS:
VOTE ON THE INTERNET Log on to: www.proxy-direct.com
Follow the on-screen instructions available 24 hours
VOTE BY TELEPHONE Call 1-866-298-8476 Follow the recorded instructions available 24 hours
VOTE BY MAIL Vote, sign and date your Voting Instruction Card and return it in the postage-paid envelope
Invesco V.I. Capital Appreciation Fund (the “Target Fund”) Invesco V.I. Capital Development Fund (the “Target Fund”)
Invesco V.I. Leisure Fund (the “Target Fund”)
Please detach at perforation before mailing.
VOTING INSTRUCTION CARD AIM VARIABLE INSURANCE FUNDS
VOTING INSTRUCTION CARD
(INVESCO VARIABLE INSURANCE FUNDS) (the “Trust”) PROXY SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES (the “Board”) PROXY FOR THE JOINT SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON APRIL 2, 2012
[INSURANCE COMPANY NAME DROP-IN] The undersigned hereby authorizes the above-referenced Insurance Company (the “Company”) to represent and to vote, as designated on the reverse, at the Joint Special Meeting of Shareholders on April 2, 2012, at 3:00 p.m., Central time, and at any adjournment or postponement thereof, all of the shares of the Target Fund(s) which is attributable to his or her contract or interest therein as directed on the reverse side of this card. IF THIS VOTING INSTRUCTION CARD IS SIGNED AND RETURNED WITH NO CHOICE INDICATED, THE SHARES WILL BE VOTED “FOR” THE APPROVAL OF THE PROPOSAL. If you fail to return this Voting Instruction Card or return it unsigned, the Company will vote all shares attributable to your account value in proportion to all voting instructions for the Target Fund actually received from contract owners in the Separate Account.
VOTE VIA THE INTERNET: www.proxy-direct.com
VOTE VIA THE TELEPHONE: 1-866-298-8476
NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS VOTING INSTRUCTION CARD. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such. If a corporation, limited liability company, or partnership, please sign in full entity name and indicate the signer’s position with the entity.
Signature
Signature
Date INV_23181VI_011812
PLEASE VOTE, SIGN AND DATE THIS VOTING INSTRUCTION CARD AND RETURN IT IN THE ENCLOSED ENVELOPE.

EVERY CONTRACT OWNER’S VOTE IS IMPORTANT
Important Notice Regarding the Availability of Proxy Materials for the Joint Special Meeting of Shareholders to Be Held on April 2, 2012. The Proxy Statement is available at: https://www.proxy-direct.com/inv23181
YOU MAY RECEIVE MULTIPLE PROXY KITS IN SEPARATE ENVELOPES OR SEVERAL CARDS WITHIN ONE ENVELOPE. IT IS IMPORTANT THAT YOU RECORD A SEPARATE VOTE FOR EACH VOTING INSTRUCTION CARD.
Please detach at perforation before mailing.
THIS VOTING INSTRUCTION IS SOLICITED ON BEHALF OF THE BOARD. THE BOARD RECOMMENDS VOTING “FOR” THE
PROPOSAL.
TO VOTE, MARK BLOCK(S) BELOW IN BLUE OR BLACK INK. Example:
To vote in accordance with the Board recommendations mark this box. No other vote is necessary.
2. To approve an Agreement and Plan of Reorganization between each Target Fund and the corresponding Acquiring Fund, each a series of the Trust, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the corresponding Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund.
FOR AGAINST ABSTAIN FOR AGAINST ABSTAIN Invesco V.I. Capital Appreciation Fund Invesco V.I. Capital Development Fund
Invesco V.I. Leisure Fund
PROXIES ARE AUTHORIZED TO VOTE, IN THEIR DISCRETION, UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT OR POSTPONEMENT THEREOF.
PLEASE VOTE, SIGN AND DATE THIS VOTING INSTRUCTION CARD AND RETURN IT IN THE ENCLOSED ENVELOPE. INV23181VI011812